UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Core Focus Fixed Income Portfolio

July 31, 2008

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Agency Asset-Backed Security – 0.07%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$26,327	$23,092
Total Agency Asset-Backed Security (cost $26,072)		23,092
Agency Collateralized Mortgage Obligations – 4.24%
Fannie Mae
Series 2002-90 A1 6.50% 6/25/42	2,985	3,117
Series 2005-67 EY 5.50% 8/25/25	45,000	42,176
Series 2005-110 MB 5.50% 9/25/35	133,327	136,145
•Series 2006-M2 A2F 5.259% 5/25/20	230,000	221,648
•Fannie Mae Grantor Trust Series 2001-T5 A2 7.00% 2/19/30	99,595	102,637
Freddie Mac
Series 2890 PC 5.00% 7/15/30	115,000	114,970
Series 3063 PC 5.00% 2/15/29	145,000	146,537
Series 3113 QA 5.00% 11/15/25	145,964	147,681
Series 3123 HT 5.00% 3/15/26	95,000	88,597
Series 3173 PE 6.00% 4/15/35	90,000	91,246
Series 3337 PB 5.50% 7/15/30	115,000	116,524
Series 3416 GK 4.00% 7/15/22	75,096	72,211
wFreddie Mac Structured Pass Through Securities Series T-54 2A 6.50% 2/25/43	3,910	4,002
GNMA
Series 2002-28 B 5.779% 7/16/24	22,820	23,180
Series 2002-61 BA 4.648% 3/16/26	2,166	2,178
•Series 2003-78 B 5.11% 10/16/27	85,000	85,443
Total Agency Collateralized Mortgage Obligations (cost $1,396,167)		1,398,292

Agency Mortgage-Backed Securities – 27.66%
Fannie Mae 6.205% 5/1/09	3,672	3,663
•Fannie Mae ARM
5.129% 11/1/35	48,483	48,708
5.221% 3/1/38	118,832	118,558
5.398% 4/1/36	68,221	69,007
Fannie Mae Relocation 30 yr 5.00% 2/1/36	178,763	171,029
Fannie Mae S.F. 15 yr
4.50% 8/1/19	12,413	12,062
4.50% 6/1/23	343,783	329,750
5.00% 10/1/18	16,912	16,796
5.00% 2/1/19	26,604	26,371
5.00% 1/1/20	15,859	15,665
5.00% 6/1/20	2,844	2,809
5.00% 2/1/21	7,341	7,226
5.00% 5/1/21	196,697	194,972
5.50% 4/1/21	14,310	14,382
5.50% 1/1/23	156,280	156,977
5.50% 4/1/23	354,497	356,041
6.00% 8/1/22	431,981	441,768
7.00% 11/1/14	3,344	3,506
Fannie Mae S.F. 15 yr TBA 5.00% 8/1/23	580,000	569,488
Fannie Mae S.F. 30 yr
5.00% 3/1/34	51,181	48,942
5.00% 5/1/34	17,494	16,707
5.00% 1/1/35	27,054	25,837
5.00% 5/1/35	80,804	77,068
5.00% 5/1/35	47,695	45,489
5.00% 3/1/36	103,318	98,347

5.00% 4/1/36	81,688	77,758
5.50% 2/1/35	101,699	99,966
5.50% 5/1/35	93,317	91,625
5.50% 12/1/35	167,589	164,550
5.50% 3/1/36	95,038	93,181
5.50% 4/1/36	247,868	243,023
5.50% 5/1/36	83,820	82,182
5.50% 9/1/36	95,642	94,012
5.50% 8/1/37	381,730	373,951
6.00% 9/1/34	2,585	2,607
6.00% 11/1/34	16,249	16,386
6.00% 10/1/35	28,004	28,204
6.00% 4/1/36	111,701	112,378
6.00% 12/1/36	423,246	425,812
6.50% 6/1/29	13,742	14,255
6.50% 1/1/34	12,297	12,706
6.50% 4/1/36	41,726	42,904
6.50% 6/1/36	80,596	82,872
*6.50% 9/1/36	446,470	459,073
6.50% 10/1/36	78,225	80,433
6.50% 3/1/37	67,060	68,953
6.50% 7/1/37	149,571	153,769
6.50% 8/1/37	108,967	122,300
6.50% 11/1/37	269,917	277,479
6.50% 12/1/37	87,487	89,938
7.00% 12/1/34	5,505	5,790
7.00% 12/1/35	4,057	4,255
7.00% 12/1/37	150,266	157,364
7.50% 6/1/31	4,524	4,865
7.50% 4/1/32	2,820	3,024
7.50% 5/1/33	7,761	8,312
7.50% 6/1/34	6,185	6,613
Fannie Mae S.F. 30 yr TBA
5.50% 8/1/38	810,000	792,535
6.00% 8/1/38	720,000	723,150
•Freddie Mac ARM
5.514% 8/1/36	91,544	92,904
5.677% 7/1/36	88,249	89,535
5.821% 10/1/36	123,160	124,265
6.937% 4/1/34	4,542	4,549
Freddie Mac S.F. 30 yr
5.00% 3/1/34	45,354	43,285
5.00% 2/1/36	22,921	21,846
5.50% 11/1/33	39,343	38,697
6.00% 6/1/37	226,884	228,437
7.00% 11/1/33	3,554	3,743
Freddie Mac S.F. 30 yr TBA 5.00% 8/1/38	610,000	578,738
GNMA S.F. 30 yr 7.50% 1/15/32	7,098	7,620
Total Agency Mortgage-Backed Securities (cost $9,152,921)		9,121,012

Agency Obligations – 13.43%
Fannie Mae
2.50% 4/9/10	1,990,000	1,972,739
*3.875% 7/12/13	70,000	69,587
*4.75% 11/19/12	515,000	531,930
*4.875% 5/18/12	120,000	124,340
^5.689% 10/9/19	210,000	109,565
*¥Federal Home Loan Bank System 5.125% 8/14/13	1,135,000	1,190,070
^Financing Corporation Interest Strip CPN13 5.345% 12/27/13	170,000	138,693
Freddie Mac
*4.125% 10/18/10	85,000	86,589
*5.50% 8/23/17	115,000	122,415
Tennessee Valley Authority 4.875% 1/15/48	90,000	83,823
Total Agency Obligations (cost $4,453,582)		4,429,751

Commercial Mortgage-Backed Securities – 5.46%
•Bank of America Commercial Mortgage
Series 2005-6 AM 5.352% 9/10/47	50,000	45,874
Series 2007-3 A4 5.837% 5/10/17	70,000	64,667
•Bear Stearns Commercial Mortgage Securities
Series 2006-PW12 A4 5.902% 9/11/38	40,000	38,294
Series 2007-T28 A4 5.742% 9/11/42	360,000	332,218
•#wCommercial Mortgage Pass Through Certificates Series 2001-J1A A2 144A 6.457% 2/14/34	22,200	22,653
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	30,000	29,246
#Crown Castle Towers 144A
•Series 2005-1A AFL 2.847% 6/15/35	110,000	106,392
Series 2005-1A C 5.074% 6/15/35	25,000	23,825
Series 2006-1A B 5.362% 11/15/36	55,000	51,871
•DLJ Commercial Mortgage Series 1999-CG3 A3 7.73% 10/10/32	40,000	41,243
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	30,000	30,617
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	95,000	96,698
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	55,000	54,910
Series 2005-GG4 A4 4.761% 7/10/39	50,000	46,256
Greenwich Capital Commercial Funding
•Series 2004-GG1 A7 5.317% 6/10/36	45,000	43,802
Series 2007-GG9 A4 5.444% 3/10/39	25,000	22,811
JPMorgan Chase Commercial Mortgage Securities Series 2002-C1 A3 5.376% 7/12/37	75,000	74,046
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	7,061	7,124
Series 2002-C1 A4 6.462% 3/15/31	45,000	46,333
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.841% 5/12/39	100,000	97,785
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	206,887	201,352
•Morgan Stanley Capital I Series 2007-T27 A4 5.803% 6/13/42	120,000	111,118
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	70,000	66,854
#Tower Series 2006-1 C 144A 5.707% 2/15/36	30,000	28,019
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	120,000	118,353
Total Commercial Mortgage-Backed Securities (cost $1,871,599)		1,802,361
Corporate Bonds – 20.57%
Banking – 2.72%
Bank of America
4.90% 5/1/13	75,000	72,714
•8.00% 12/29/49	40,000	36,959
Bank of New York Mellon 4.50% 4/1/13	140,000	134,855
BB&T 5.25% 11/1/19	80,000	66,709
BB&T Capital Trust I 5.85% 8/18/35	90,000	65,399
JPMorgan Chase 6.40% 5/15/38	20,000	18,493
JPMorgan Chase Capital XXV 6.80% 10/1/37	82,000	69,482
PNC Funding 5.625% 2/1/17	80,000	72,833
•P@Popular North America 3.191% 4/6/09	58,000	56,883
U.S. Bank 4.80% 4/15/15	40,000	38,730
•USB Capital IX 6.189% 4/15/49	105,000	73,541
Washington Mutual
5.25% 9/15/17	34,000	21,454
5.50% 8/24/11	64,000	44,188
Wells Fargo 5.625% 12/11/17	25,000	23,869
•Wells Fargo Capital XIII 7.70% 12/29/49	105,000	99,580
		895,689
Basic Industry – 1.24%
#ArcelorMittal 144A 6.125% 6/1/18	100,000	96,204
du Pont (E.I.) deNemours 6.00% 7/15/18	130,000	131,799
Lubrizol 4.625% 10/1/09	102,000	101,463
Rio Tinto Finance USA 6.50% 7/15/18	80,000	80,368
		409,834
Brokerage – 1.03%
AMVESCAP 4.50% 12/15/09	85,000	82,209
Goldman Sachs Group
6.15% 4/1/18	90,000	86,852
6.75% 10/1/37	24,000	21,275

Jefferies Group 6.45% 6/8/27	68,000	52,721
Lehman Brothers Holdings
5.625% 1/24/13	55,000	51,468
6.875% 7/17/37	55,000	45,706
		340,231
Capital Goods – 0.38%
Textron 6.50% 6/1/12	30,000	31,556
Tyco Electronics Group 5.95% 1/15/14	95,000	94,309
		125,865
Communications – 4.14%
AT&T 5.60% 5/15/18	129,000	126,931
AT&T Wireless 8.125% 5/1/12	143,000	157,038
Comcast
•3.088% 7/14/09	38,000	37,561
5.875% 2/15/18	70,000	67,523
6.30% 11/15/17	57,000	56,693
France Telecom 7.75% 3/1/11	56,000	59,674
Rogers Communications 6.80% 8/15/18	125,000	125,393
Telecom Italia Capital
4.00% 1/15/10	116,000	114,297
7.721% 6/4/38	40,000	39,488
Telefonica Emisiones 5.984% 6/20/11	75,000	75,952
Thomson Reuters
5.95% 7/15/13	50,000	50,577
6.50% 7/15/18	65,000	65,204
Time Warner Cable 7.30% 7/1/38	50,000	50,141
Verizon Communications 5.55% 2/15/16	105,000	102,256
Viacom
•3.126% 6/16/09	90,000	89,418
5.75% 4/30/11	34,000	33,702
#Vivendi 144A 6.625% 4/4/18	115,000	112,339
		1,364,187
Consumer Cyclical – 0.74%
CVS Caremark
4.875% 9/15/14	63,000	60,613
5.75% 6/1/17	67,000	65,612
•DaimlerChrysler North America 3.403% 10/31/08	15,000	14,984
VF 5.95% 11/1/17	35,000	34,496
Wal-Mart Stores 6.20% 4/15/38	68,000	66,682
		242,387
Consumer Non-Cyclical – 2.70%
Amgen 5.85% 6/1/17	65,000	65,194
AstraZeneca 5.90% 9/15/17	40,000	41,201
Covidien International Finance
6.00% 10/15/17	29,000	29,066
6.55% 10/15/37	45,000	43,847
Delhaize America 9.00% 4/15/31	33,000	38,013
Diageo Capital 5.75% 10/23/17	60,000	58,678
#Dr Pepper Snapple Group 144A 6.82% 5/1/18	110,000	110,800
GlaxoSmithKline Capital 5.65% 5/15/18	100,000	100,176
Kellogg 5.125% 12/3/12	25,000	25,298
Kraft Foods 6.125% 2/1/18	110,000	107,681
Quest Diagnostics 5.45% 11/1/15	70,000	66,737
Schering-Plough 6.00% 9/15/17	35,000	34,621
Wyeth 5.50% 2/1/14	167,000	169,163
		890,475
Electric – 1.29%
Baltimore Gas & Electric 6.125% 7/1/13	40,000	40,549
Columbus Southern Power 6.05% 5/1/18	30,000	29,875
Commonwealth Edison 6.15% 9/15/17	34,000	33,983
Connecticut Light & Power 5.65% 5/1/18	35,000	34,493
Detroit Edison 5.60% 6/15/18	35,000	34,643
Dominion Resource 6.40% 6/15/18	60,000	61,063
Florida Power 6.40% 6/15/38	60,000	60,546

Illinois Power 6.125% 11/15/17	35,000	33,376
PECO Energy 5.35% 3/1/18	25,000	24,512
#Power Contract Financing 144A 6.256% 2/1/10	26,941	27,273
*Union Electric 6.70% 2/1/19	25,000	25,270
#West Penn Power 144A 5.95% 12/15/17	20,000	19,848
		425,431
Energy – 1.67%
Centerpoint Energy Resources 6.00% 5/15/18	75,000	71,496
#Enbridge Energy 144A 6.50% 4/15/18	75,000	74,693
#Lukoil International Finance 144A 6.356% 6/7/17	100,000	89,750
Petro -Canada 6.05% 5/15/18	70,000	68,799
#Plains All American Pipeline 144A 6.50% 5/1/18	108,000	106,950
Suncor Energy
6.10% 6/1/18	45,000	45,140
6.50% 6/15/38	21,000	20,194
Weatherford International
6.00% 3/15/18	60,000	59,329
6.35% 6/15/17	15,000	15,196
		551,547
Finance Companies – 0.80%
Capmark Financial Group 6.30% 5/10/17	44,000	25,875
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	100,000	82,074
International Lease Finance
5.35% 3/1/12	74,000	64,524
5.875% 5/1/13	34,000	28,950
6.625% 11/15/13	70,000	62,742
		264,165
Insurance – 1.53%
#Berkshire Hathaway Finance 144A 5.40% 5/15/18	45,000	44,330
•Hartford Financial Services Group 8.125% 6/15/38	110,000	105,808
MetLife 6.40% 12/15/36	60,000	51,166
P@Montpelier Re Holdings 6.125% 8/15/13	19,000	18,591
UnitedHealth Group
5.50% 11/15/12	85,000	83,550
5.80% 3/15/36	40,000	31,673
Unitrin 6.00% 5/15/17	68,000	56,468
WellPoint
5.00% 1/15/11	60,000	59,391
5.00% 12/15/14	56,000	52,215
		503,192
Natural Gas – 1.03%
Enterprise Products Operating 6.50% 1/31/19	37,000	37,265
Kinder Morgan Energy Partners 6.95% 1/15/38	65,000	64,313
Southern Union 6.15% 8/16/08	179,000	179,040
Valero Energy
6.125% 6/15/17	35,000	33,674
6.625% 6/15/37	30,000	26,738
		341,030
Real Estate – 0.39%
iStar Financial
5.15% 3/1/12	34,000	24,669
5.875% 3/15/16	68,000	45,623
Regency Centers 5.875% 6/15/17	64,000	59,060
		129,352
Technology – 0.49%
Oracle 5.75% 4/15/18	95,000	94,954
Xerox 5.50% 5/15/12	68,000	66,864
		161,818
Transportation – 0.42%
Burlington North Santa Fe
5.65% 5/1/17	42,000	40,854
5.75% 3/15/18	70,000	68,457
Norfolk Southern 5.75% 4/1/18	30,000	29,364
		138,675
Total Corporate Bonds (cost $7,020,234)		6,783,878

Foreign Agency – 0.18%
Republic of Korea – 0.18%
Korea Development Bank 5.30% 1/17/13	60,000	59,418
Total Foreign Agency (cost $60,333)		59,418
Municipal Bonds – 1.20%
§California State 5.00% 2/1/33-14	5,000	5,467
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	15,000	14,919
Massachusetts Health & Education Facilities Authority Revenue (Harvard University) Series A 5.00% 7/15/36	65,000	66,183
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29	5,000	4,699
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	25,000	25,504
Oregon State Taxable Pension 5.892% 6/1/27	30,000	30,903
Portland, Oregon Sewer System Revenue 5.00% 6/15/18	80,000	87,054
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	30,000	28,384
West Virginia Tobacco Settlement Finance Authority Series A 7.467% 6/1/47	150,000	133,487
Total Municipal Bonds (cost $417,345)		396,600
Non-Agency Asset-Backed Securities – 13.49%
•Bank of America Credit Card Trust
Series 2006-A10 A10 2.44% 2/15/12	635,000	630,959
Series 2008-A5 A5 3.66% 12/16/13	130,000	130,570
Series 2008-A7 A7 3.16% 12/15/14	40,000	38,963
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	100,000	95,228
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	30,000	30,476
Series 2008-A A3 4.94% 4/25/14	80,000	80,412
•Citibank Credit Card Issuance Trust Series 2007-A6 A6 2.778% 7/12/12	2,000,000	1,966,521
CNH Equipment Trust
Series 2007-B A3A 5.40% 10/17/11	50,000	50,769
Series 2008-A A3 4.12% 5/15/12	25,000	25,007
Series 2008-A A4A 4.93% 8/15/14	40,000	39,659
Series 2008-B A3A 4.78% 7/16/12	40,000	40,083
Discover Card Master Trust Execution Note
Series 2007-A1 A1 5.65% 3/16/20	155,000	144,642
Series 2008-A4 A4 5.65% 12/15/15	110,000	112,720
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	135,000	109,955
#Golden Credit Card Trust 2008-3 A 144A 3.459% 7/15/17	100,000	100,000
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	30,000	30,580
Series 2008-A A3 4.93% 12/17/12	50,000	50,115
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12	50,000	50,116
•@#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	16,816	14,882
•MBNA Credit Card Master Note Trust Series 2005-A4 A4 2.50% 11/15/12	40,000	39,406
•P@Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 2.621% 3/25/37	95,000	73,888
Mid-State Trust
Series 11 A1 4.864% 7/15/38	13,648	12,417
Series 2004-1 A 6.005% 8/15/37	11,229	10,962
Series 2005-1 A 5.745% 1/15/40	16,833	15,270
#Series 2006-1 A 144A 5.787% 10/15/40	78,343	74,052
P@Renaissance Home Equity Loan Trust
Series 2006-1 AF3 5.608% 5/25/36	80,000	78,357
Series 2007-2 AF2 5.675% 6/25/37	75,000	67,547
•Residential Asset Securities Series 2003-KS9 AI6 4.71% 11/25/33	89,698	68,044
RSB Bondco Series 2007-A A2 5.72% 4/1/18	115,000	116,075
P@Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	20,369	16,762
Triad Auto Receivables Owner Trust Series 2006-C A4 5.31% 5/13/13	115,000	103,100
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 1/15/11	30,000	29,974
Total Non-Agency Asset-Backed Securities (cost $4,591,876)		4,447,511

Non-Agency Collateralized Mortgage Obligations – 9.20%
Bank of America Alternative Loan Trust
Series 2004-11 1CB1 6.00% 12/25/34	30,544	28,234
Series 2005-3 2A1 5.50% 2/25/20	163,897	159,902
•Bank of America Mortgage Securities Series 2004-L 4A1 5.151% 1/25/35	66,992	59,241

•Citigroup Mortgage Loan Trust
Series 2007-AR5 1AB 5.613% 4/25/37	175,202	125,583
Series 2007-AR8 1A3A 6.052% 8/25/37	158,520	133,342
Countrywide Alternative Loan Trust
•Series 2004-J7 1A2 4.673% 8/25/34	4,179	4,108
Series 2004-J8 1A1 7.00% 9/25/34	55,006	51,998
Series 2005-57CB 4A3 5.50% 12/25/35	41,247	39,330
Series 2006-2CB A3 5.50% 3/25/36	68,741	64,090
wCountrywide Home Loan Mortgage Pass Through Trust
•P@Series 2004-12 1M 4.732% 8/25/34	101,710	59,320
Series 2005-23 A1 5.50% 11/25/35	155,910	150,210
#Series 2005-R2 2A4 144A 8.50% 6/25/35	109,341	109,273
•First Horizon Asset Securities Series 2007-AR3 2A2 6.303% 11/25/37	271,108	233,792
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.178% 5/25/35	309,809	270,142
#GSMPS Mortgage Loan Trust Series 2006-RP1 1A2 144A 7.50% 1/25/36	112,574	116,396
•JP Morgan Mortgage Trust
Series 2005-A8 1A1 5.403% 11/25/35	281,252	250,753
Series 2005-A4 1A1 5.399% 7/25/35	171,273	151,934
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	49,144	47,288
•P@MASTR Adjustable Rate Mortgages Trust Series 2005-1 B1 5.565% 3/25/35	152,524	104,143
P@Residential Accredit Loans Series 2005-QR1 A 6.00% 10/25/34	149,542	135,242
•P@Structured Asset Securities Series 2005-6 B2 5.345% 5/25/35	95,575	45,681
•Pw@Washington Mutual Mortgage Pass Through Certificates
Series 2006-AR8 1A5 5.880% 8/25/46	52,470	39,579
Series 2006-AR8 2A3 6.130% 8/25/36	15,942	11,254
Wells Fargo Mortgage-Backed Securities Trust
•Series 2005-AR16 6A4 5.00% 10/25/35	192,820	171,791
Series 2006-2 3A1 5.75% 3/25/36	169,868	162,118
Series 2006-4 1A8 5.75% 4/25/36	88,810	87,381
•Series 2006-AR11 A7 5.515% 8/25/36	145,434	118,312
•Series 2006-AR12 1A2 6.024% 9/25/36	73,642	61,920
Series 2007-8 2A6 6.00% 7/25/37	45,000	41,517
Total Non-Agency Collateralized Mortgage Obligations (cost $3,474,256)		3,033,874

Regional Authority – 0.21%
Canada – 0.21%
Quebec Province 4.625% 5/14/18	70,000	68,802
Total Regional Authority (cost $69,579)		68,802

U.S. Treasury Obligations – 4.25%
*U.S. Treasury Bond 5.00% 5/15/37	15,000	15,941
U.S. Treasury Notes
2.75% 7/31/10	720,000	723,151
3.375% 7/31/13	170,000	170,850
*3.875% 5/15/18	370,000	366,936
^*¥U.S. Treasury Strip 4.589% 11/15/13	150,000	125,437
Total U.S. Treasury Obligations (cost $1,386,696)		1,402,315

	Number of
	Shares
Preferred Stock – 0.46%
Banking, Finance & Insurance – 0.46%
•JPMorgan Chase 7.90%	90,000	83,496
•PNC Financial Services Group 8.25%	70,000	67,550
Total Preferred Stock (cost $158,844)		151,046

	Principal
	Amount
Repurchase Agreements** – 6.81%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $638,036
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $651,395)	$638,000	638,000

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $1,609,092
(collateralized by U.S. Government obligations,
4.00% 7/30/09 - 9/30/09; with market value $1,643,496)	1,609,000	1,609,000
Total Repurchase Agreements (cost $2,247,000)		2,247,000

Total Value of Securities Before Securities Lending Collateral – 107.23%
(cost $36,326,504)		35,364,952

	Number of
	Shares
Securities Lending Collateral*** – 7.64%
Investment Companies
Mellon GSL DBT II Collateral Fund	2,518,306	2,518,306
Total Securities Lending Collateral (cost $2,518,306)		2,518,306

Total Value of Securities – 114.87%
(cost $38,844,810)		37,883,258	©
Obligation to Return Securities Lending Collateral*** – (7.64%)		(2,518,306)

Liabilities Net of Receivables and Other Assets (See Notes) – (7.23%)		(2,384,495	)z
Net Assets Applicable to 3,839,039 Shares Outstanding – 100.00%		$32,980,457

wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of July 31, 2008.
¥Fully or partially pledged as collateral for financial futures contracts.
§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2008, the aggregate amount of Rule 144A securities was $1,588,433, which represented 4.82% of the Portfolio’s net assets. See Note 7 in "Notes."
@Illiquid security. At July 31, 2008, the aggregate amount of illiquid securities was $722,129 which represented 2.19% of the Portfolio’s net assets. See Note 7 in “Notes.”
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 6 in “Notes.”
©Includes $2,412,889 of securities loaned.
zOf this amount, $2,978,177 represents payable for investments bought, and $311,744 represents receivable for securities sold as of July 31, 2008.

PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. As of July 31, 2008, the aggregate amount of restricted securities was $707,247 or 2.14% of the Portfolio's net assets. Further details on these holdings appear below and in Note 7 in "Notes."

Investment	Date of Acquisition	Cost	Value
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-12 1M 4.732% 8/25/34	07/25/2006	$99,330	$59,320
MASTR Adjustable Rate Mortgages Trust Series 2005-1 B1 5.565% 3/25/35	11/28/2006	151,148	104,143
Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 2.621% 3/25/37	04/12/2006	95,000	73,888
Montpelier Re Holdings 6.125% 8/15/13	10/05/2006	18,588	18,591
Popular North America 3.191% 4/6/09	04/03/2006	58,048	56,883
Renaissance Home Equity Loan Trust
Series 2006-1 AF3 5.608% 5/25/36	03/06/2006	79,799	78,357
Series 2007-2 AF2 5.675% 6/25/37	05/14/2007	75,000	67,547
Residential Accredit Loans Series 2005-QR1 A 6.00% 10/25/34	11/29/2006	149,880	135,242
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	12/07/2004	19,183	16,762
Structured Asset Securities Series 2005-6 B2 5.345% 5/25/35	09/27/2006	90,752	45,681
Washington Mutual Mortgage Pass Through Certificates
Series 2006-AR8 1A5 5.880% 8/25/46	07/05/2006	51,987	39,579
Series 2006-AR8 2A3 6.130% 8/25/36	07/05/2006	15,821	11,254
Total			$707,247

Summary of Abbreviations:
AMBAC – Insured by the
AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
FGIC – Insured by the Financial Guaranty Insurance Company
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions
MBIA – Insured by the Municipal Bond Insurance Association
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
yr – Year

The following financial futures contracts, swap contracts, and written options were outstanding at July 31, 2008:

Financial Futures Contracts[1]

Contracts	Notional	Notional		Unrealized
to Buy	Cost	Value	Expiration Date	Appreciation
48 U.S. Treasury 5 yr Notes	$5,283,064	$5,344,125	9/30/08	$61,061

Swap Contracts3

Credit Default Swap Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
CitiGroup
CenturyTel 5 yr CDS	$90,000	1.71%	9/20/13	$(294)
Goldman Sachs
Kraft Foods 10 yr CDS	110,000	0.77%	12/20/17	1,119
JPMorgan Chase Bank
Embarq
6 yr CDS	15,000	2.60%	9/20/14	(47)
7 yr CDS	50,000	0.77%	9/20/14	4,372
Lehman Brothers
Gannet 7 yr CDS	95,000	0.88%	9/20/14	10,227
Home Depot 5 yr CDS	95,000	0.50%	9/20/12	2,895
New York Times 7 yr CDS	95,000	0.75%	9/20/14	12,681
Sara Lee 7 yr CDS	105,000	0.60%	9/20/14	523
Target 5 yr CDS	110,000	0.57%	12/20/12	199
Washington Mutual
4 yr CDS	66,300	0.85%	9/20/11	16,495
10 yr CDS	45,000	3.15%	12/20/17	9,547
				57,717
Protection Sold:
CitiGroup
Plains American CDS	$75,000	1.33%	9/20/13	360
Total				$58,077

Written Options[2]

	Number of	Notional	Exercise		Unrealized
Description	Contracts	Value	Price	Expiration Date	Appreciation
U.S. Treasury 10 yr Future	(30)	$3,000,000	$111.50	9/27/08	$868
U.S. Treasury 10 yr Future	(30)	3,000,000	112	8/23/08	11,180
					$12,048

The use of financial futures contracts, swap contracts, and written options involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”
3See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Core Focus Fixed Income Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Markets, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$38,853,497
Aggregate unrealized appreciation	115,740
Aggregate unrealized depreciation	(1,085,979)
Net unrealized depreciation	$(970,239)

For federal income tax purposes, at October 31, 2007, capital loss carryforwards of $289,534 may be carried forward and applied against future capital gains. Such capital loss carryforwards expires in 2014.

3. Financial Futures Contracts
The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, The Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. Swap Contracts
The Portfolio may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Portfolio may use interest rate swaps to adjust the Portfolio's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended July 31, 2008, the Portfolio entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDSs may involve greater risks than if the Portfolio had invested in the referenced obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts.

5. Written Options
During the period ended July 31, 2008, the Portfolio entered into options contracts in accordance with its investment objectives. When the Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the period ended July 31, 2008 for the Portfolio were as follows:

	Number of contracts	Premiums
Options outstanding at October 31, 2007	-	$-
Options written	317	200,770
Options terminated in closing purchase transactions	(257)	(166,691)
Options outstanding at July 31, 2008	60	$34,079

6. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Portfolio receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records securities lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of securities on loan was $2,412,889, for which the Portfolio received collateral, comprised of non-cash collateral valued at $10,081 and cash collateral of $2,518,306. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

7. Credit and Market Risk
The Portfolio invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

8. Subsequent Event
At July 31, 2008, DPT Core Focus Fixed Income Fund had direct and indirect exposure to investments with Lehman Brothers Holdings Inc. (“Lehman”) or Lehman’s affiliates, including bonds and derivatives for which Lehman or Lehman’s affiliates was the issuer or counterparty. On September 15, 2008, Lehman filed for Chapter 11 bankruptcy protection.

With respect to direct exposure to Lehman, the Fund held bonds valued at approximately 0.60% of net assets as of July 31, 2008. With respect to indirect exposure, the Fund’s exposure through credit default swaps where Lehman or Lehman’s affiliate was counterparty was approximately 0.16% of net assets (which represents the net unrealized appreciation/depreciation on the Fund’s books) as of July 31, 2008.

As of September 22, 2008, approximately 0.30% and 0.00% of the Fund’s net assets were subject to direct and indirect exposure of Lehman or Lehman’s affiliates (before collateral), respectively.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Core Plus Fixed Income Portfolio

July 31, 2008

		Principal	Value
		Amount°	(U.S.$)
Agency Asset-Backed Securities – 0.14%
•Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	184,291	$161,645
Total Agency Asset-Backed Securities (cost $182,801)			161,645

Agency Collateralized Mortgage Obligations – 6.38%
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.501% 1/19/39		6,087	6,452
Series 2001-T8 A2 9.50% 7/25/41		17,395	19,032
Series 2002-T4 A3 7.50% 12/25/41		1,877	2,002
Series 2004-T1 1A2 6.50% 1/25/44		6,227	6,507
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26		33,710	35,403
Series 2002-83 GH 5.00% 12/25/17		460,000	454,071
Series 2002-90 A1 6.50% 6/25/42		27,864	29,092
Series 2002-90 A2 6.50% 11/25/42		153,480	159,702
Series 2003-122 AJ 4.50% 2/25/28		126,570	125,803
Series 2005-67 EY 5.50% 8/25/25		265,000	248,372
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44		30,601	32,065
Series 2004-W11 1A2 6.50% 5/25/44		133,873	141,620
Freddie Mac
Series 1730 Z 7.00% 5/15/24		235,894	249,804
Series 2326 ZQ 6.50% 6/15/31		435,740	460,606
Series 2662 MA 4.50% 10/15/31		216,902	216,433
Series 2694 QG 4.50% 1/15/29		665,000	658,439
Series 2872 GC 5.00% 11/15/29		670,000	670,333
Series 2890 PC 5.00% 7/15/30		815,000	814,791
Series 2915 KP 5.00% 11/15/29		310,000	310,292
Series 3005 ED 5.00% 7/15/25		770,000	727,131
Series 3022 MB 5.00% 12/15/28		215,000	217,040
¥Series 3113 QA 5.00% 11/15/25		525,470	531,649
Series 3123 HT 5.00% 3/15/26		270,000	251,803
Series 3131 MC 5.50% 4/15/33		335,000	338,669
Series 3173 PE 6.00% 4/15/35		325,000	329,499
Series 3337 PB 5.50% 7/15/30		420,000	425,567
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43		48,878	50,023
Series T-58 2A 6.50% 9/25/43		30,304	31,812
Total Agency Collateralized Mortgage Obligations (cost $7,486,237)			7,544,012

Agency Mortgage-Backed Securities – 29.65%
Fannie Mae
6.205% 5/1/09		33,045	32,964
6.50% 8/1/17		61,220	63,474
•Fannie Mae ARM
5.096% 8/1/34		107,672	108,103
5.221% 3/1/38		425,054	424,074
5.228% 3/1/38		283,592	282,735
5.398% 4/1/36		246,896	249,738
5.714% 4/1/37		432,048	438,037
5.873% 9/1/37		394,196	401,658

Fannie Mae Relocation 30 yr
5.00% 11/1/33	48,259	46,395
5.00% 1/1/34 Pool 763656	39,916	38,374
5.00% 1/1/34 Pool 763742	17,936	17,220
5.00% 11/1/34	197,514	190,584
5.00% 10/1/35	411,040	394,059
5.00% 1/1/36	661,436	634,110
Fannie Mae S.F. 15 yr
4.50% 1/1/20	47,928	46,571
4.50% 6/1/23	1,895,718	1,818,334
5.00% 7/1/14	5,659	5,622
5.00% 12/1/16	8,147	8,094
5.00% 5/1/20	52,681	52,038
5.00% 7/1/20	21,927	21,660
5.00% 5/1/21	15,131	14,998
5.50% 5/1/20	3,295	3,319
5.50% 6/1/23	1,605,545	1,612,699
6.00% 8/1/22	2,135,636	2,184,021
Fannie Mae S.F. 15 yr TBA 5.00% 8/1/23	2,675,000	2,626,515
Fannie Mae S.F. 30 yr
5.00% 3/1/34	34,627	33,112
5.00% 3/1/35 Pool 808130	61,795	58,937
5.00% 3/1/35 Pool 814334	32,343	30,888
5.00% 5/1/35	58,701	55,987
5.00% 6/1/35	130,798	124,750
5.00% 7/1/35	149,360	142,454
5.50% 3/1/29	85,749	84,555
5.50% 4/1/29	99,215	97,834
5.50% 1/1/34	33,389	32,872
5.50% 1/1/35	59,250	58,241
5.50% 2/1/35	87,319	85,831
5.50% 6/1/35	73,170	71,843
5.50% 1/1/37	671,354	659,178
*5.50% 7/1/37	4,128,108	4,043,979
6.00% 1/1/35	7,704	7,769
6.00% 12/1/36	2,764,327	2,781,085
*6.50% 9/1/36	1,859,568	1,912,062
6.50% 2/1/37	455,791	468,658
6.50% 11/1/37	797,687	820,036
7.00% 12/1/33	37,873	39,921
7.00% 5/1/35	6,894	7,232
7.00% 6/1/35	11,770	12,346
7.00% 12/1/37	293,853	307,734
7.50% 6/1/31	4,493	4,833
7.50% 6/1/34	72,262	77,268
Fannie Mae S.F. 30 yr TBA
5.50% 8/1/38	1,955,000	1,912,846
6.00% 8/1/38 TBA	2,640,000	2,651,549
•Freddie Mac ARM
5.514% 8/1/36	329,557	334,455
5.754% 9/1/37	606,450	611,912
5.821% 10/1/36	451,585	455,638
6.937% 4/1/34	13,122	13,143
Freddie Mac Relocation 30 yr 5.00% 9/1/33	71,476	68,673
Freddie Mac S.F. 30 yr
6.00% 6/1/37	724,284	729,241
6.50% 1/1/38	1,775,431	1,825,550
7.00% 11/1/33	5,331	5,614
Freddie Mac S.F. 30 yr TBA
5.00% 8/1/38	2,030,000	1,925,963
5.50% 8/1/38	225,000	219,938

GNMA I S.F. 30 yr
7.00% 12/15/34	503,200	538,041
7.50% 1/15/30	1,560	1,675
7.50% 12/15/31	1,168	1,254
7.50% 2/15/32	1,082	1,162
Total Agency Mortgage-Backed Securities (cost $35,161,765)		35,031,455

Agency Obligations – 0.94%
Fannie Mae
*3.875% 7/12/13	250,000	248,527
*4.875% 5/18/12	35,000	36,266
^5.278% 10/9/19	905,000	472,173
Tennessee Valley Authority 4.875% 1/15/48	380,000	353,919
Total Agency Obligations (cost $1,144,526)		1,110,885

Commercial Mortgage-Backed Securities – 5.66%
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.493% 6/10/39	300,000	297,506
•Series 2005-6 AM 5.352% 9/10/47	295,000	270,657
•Series 2006-3 A4 5.889% 7/10/44	110,000	105,826
Series 2006-4 A4 5.634% 7/10/46	200,000	189,144
•Series 2007-3 A4 5.838% 6/10/49	255,000	235,572
Bear Stearns Commercial Mortgage Securities
#Series 2004-ESA E 144A 5.064% 5/14/16	225,000	227,978
Series 2006-PW14 A4 5.201% 12/11/38	300,000	274,643
•Series 2007-PW16 A4 5.902% 6/11/40	330,000	306,762
•Series 2007-T28 A4 5.742% 9/11/42	280,000	258,392
wCommercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34	297,486	303,555
Series 2006-C7 A2 5.69% 6/10/46	310,000	309,041
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	170,000	165,729
#Crown Castle Towers 144A
•Series 2005-1A AFL 2.84% 6/15/35	400,000	386,879
Series 2005-1A C 5.074% 6/15/35	120,000	114,358
Series 2006-1A B 5.362% 11/15/36	400,000	377,244
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	290,000	295,185
@•#Goldman Sachs Mortgage Securities II Series 2006-RR3 A1S 144A 5.76% 7/18/56	560,000	352,800
•Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	165,000	160,608
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	415,000	409,719
Series 2003-C1 A2 4.985% 1/12/37	114,000	110,293
Series 2006-LDP9 A2 5.134% 5/15/47	300,000	274,498
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	20,000	20,592
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	170,000	167,257
Series 2007-T27 A4 5.803% 6/13/42	270,000	250,015
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.589% 2/15/33	100,000	88,182
•#Nationslink Funding Series 1998-2 F 144A 7.105% 8/20/30	45,000	42,735
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	35,000	34,466
Series 2006-1 B 5.588% 2/15/36	180,000	173,300
Series 2006-1 C 5.707% 2/15/36	275,000	256,845
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	235,000	231,774
Total Commercial Mortgage-Backed Securities (cost $7,180,985)		6,691,555

Corporate Bonds – 25.51%
Banking – 3.37%
Bank of America
4.90% 5/1/13	275,000	266,617
•8.00% 12/29/49	85,000	78,538
Bank of New York Mellon 4.50% 4/1/13	592,000	570,242
BB&T Corporation 5.25% 11/1/19	25,000	20,846
Branch Banking & Trust 5.625% 9/15/16	250,000	223,905
#CoBank ACB 144A 7.875% 4/16/18	250,000	243,808
JPMorgan Chase 6.40% 5/15/38	75,000	69,348

JPMorgan Chase Capital XXV 6.80% 10/1/37	300,000	254,204
#National Australia Bank 144A 5.35% 6/12/13	470,000	470,005
PNC Bank 6.875% 4/1/18	265,000	261,727
Silicon Valley Bank 5.70% 6/1/12	544,000	501,906
U.S. Bank North America
4.80% 4/15/15	133,000	128,778
4.95% 10/30/14	250,000	247,252
•USB Capital IX 6.189% 4/15/49	385,000	269,651
Wells Fargo 5.625% 12/11/17	85,000	81,155
•Wells Fargo Capital XIII 7.70% 12/29/49	310,000	293,997
		3,981,979
Basic Industries – 2.31%
#ArcelorMittal 144A 6.125% 6/1/18	370,000	355,956
du Pont (EI) deNemours 6.00% 7/15/18	480,000	486,641
*#Evraz Group 144A 9.50% 4/24/18	242,000	234,450
#GTL Trade Finance 144A 7.25% 10/20/17	335,000	334,148
Lubrizol 4.625% 10/1/09	301,000	299,416
NewPage 10.00% 5/1/12	200,000	192,500
#Nine Dragons Paper Holdings 144A 7.875% 4/29/13	240,000	235,587
Rio Tinto Finance USA 6.50% 7/15/18	295,000	296,356
#Steel Capital 144A 9.75% 7/29/13	292,000	293,606
		2,728,660
Brokerage – 0.94%
Goldman Sachs Group
6.15% 4/1/18	341,000	329,073
6.75% 10/1/37	106,000	93,964
Jefferies Group 6.45% 6/8/27	281,000	217,860
Lazard Group 6.85% 6/15/17	92,000	80,311
Lehman Brothers Holdings
5.625% 1/24/13	230,000	215,229
6.875% 7/17/37	211,000	175,345
		1,111,782
Capital Goods – 0.50%
Graham Packaging 9.875% 10/15/14	145,000	124,700
Textron 6.50% 6/1/12	124,000	130,430
Tyco Electronics Group 5.95% 1/15/14	340,000	337,528
		592,658
Communications – 4.35%
*AT&T 5.60% 5/15/18	310,000	305,029
AT&T Wireless 8.125% 5/1/12	521,000	572,151
#Charter Communications Operating 144A 10.875% 9/15/14	135,000	141,075
Citizens Communications 7.125% 3/15/19	190,000	168,150
Comcast
•3.088% 7/14/09	241,000	238,217
5.875% 2/15/18	255,000	245,975
6.30% 11/15/17	213,000	211,853
Intelsat Bermuda 11.25% 6/15/16	95,000	99,038
Lamar Media Group 6.625% 8/15/15	225,000	203,625
MetroPCS Wireless 9.25% 11/1/14	200,000	195,000
Rogers Communications 6.80% 8/15/18	460,000	461,444
Telecom Italia Capital 7.721% 6/4/38	145,000	143,145
Telefonica Emisiones 5.984% 6/20/11	171,000	173,169
Thomson Reuters
5.95% 7/15/13	180,000	182,078
6.50% 7/15/18	245,000	245,770
Time Warner Cable 7.30% 7/1/38	180,000	180,506
Verizon Communications 5.55% 2/15/16	385,000	374,938
Viacom 5.75% 4/30/11	222,000	220,056
#Vimpelcom 144A 9.125% 4/30/18	380,000	372,244
#Vivendi 144A 6.625% 4/4/18	260,000	253,985
Windstream 8.125% 8/1/13	149,000	151,235
		5,138,683

Consumer Cyclical – 1.41%
CVS Caremark
4.875% 9/15/14	189,000	181,838
5.75% 6/1/17	243,000	237,967
Ford Motor Credit 7.80% 6/1/12	175,000	131,532
General Motors 6.85% 10/15/08	230,000	226,550
GMAC 6.875% 8/28/12	225,000	141,321
Lear 8.75% 12/1/16	90,000	71,550
MGM MIRAGE 7.50% 6/1/16	125,000	100,313
*Neiman Marcus Group 10.375% 10/15/15	215,000	211,775
VF 5.95% 11/1/17	121,000	119,258
Wal-Mart Stores 6.20% 4/15/38	250,000	245,153
		1,667,257
Consumer Non-Cyclical – 3.21%
Amgen 5.85% 6/1/17	220,000	220,655
Aramark 8.50% 2/1/15	138,000	138,173
AstraZeneca 5.90% 9/15/17	145,000	149,354
*#Bausch & Lomb 144A 9.875% 11/1/15	140,000	143,850
Covidien International Finance 6.00% 10/15/17	89,000	89,202
Covidien International Finance 6.55% 10/15/37	177,000	172,466
Delhaize America 9.00% 4/15/31	121,000	139,382
Diageo Capital 5.75% 10/23/17	226,000	221,019
#Dr Pepper Snapple Group 144A 6.82% 5/1/18	400,000	402,910
GlaxoSmithKline Capital 5.65% 5/15/18	360,000	360,633
HCA PIK 9.625% 11/15/16	100,000	103,250
Kellogg 5.125% 12/3/12	91,000	92,084
Kraft Foods
4.125% 11/12/09	260,000	259,168
6.125% 2/1/18	400,000	391,568
Quest Diagnostic 5.45% 11/1/15	256,000	244,068
Schering-Plough 6.00% 9/15/17	120,000	118,700
Wyeth 5.50% 2/1/14	538,000	544,968
		3,791,450
Electric – 2.01%
Baltimore Gas & Electric 6.125% 7/1/13	140,000	141,921
Columbus Southern Power 6.05% 5/1/18	100,000	99,582
Commonwealth Edison 6.15% 9/15/17	163,000	162,919
Connecticut Light & Power 5.65% 5/1/18	120,000	118,260
Detroit Edison 5.60% 6/15/18	141,000	139,560
Dominion Resource 6.40% 6/15/18	215,000	218,814
Florida Power 6.40% 6/15/38	225,000	227,048
Illinois Power 6.125% 11/15/17	129,000	123,013
#Korea Southern Power 144A 5.375% 4/18/13	160,000	156,720
MidAmerican Funding 6.75% 3/1/11	298,000	313,713
NRG Energy 7.375% 2/1/16	140,000	136,150
PECO Energy 5.35% 3/1/18	97,000	95,105
#Power Contract Financing 144A 6.256% 2/1/10	103,723	105,001
#Power Receivables Finance 144A 6.29% 1/1/12	59,125	60,572
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	150,000	150,750
Union Electric Company 6.70% 2/1/19	90,000	90,971
#West Penn Power 144A 5.95% 12/15/17	38,000	37,712
		2,377,811
Energy – 1.89%
Dynergy Holdings 7.75% 6/1/19	120,000	111,000
#Enbridge Energy Partners 144A 6.50% 4/15/18	240,000	239,017
#Lukoil International Finance 144A 6.356% 6/7/17	100,000	89,750
OPTI Canada 7.875% 12/15/14	200,000	199,500
Petro-Canada 6.05% 5/15/18	245,000	240,796
#Plains All American Pipeline 144A 6.50% 5/1/18	255,000	252,520
Siberian Oil 10.75% 1/15/09	650,000	666,249
Suncor Energy 6.10% 6/1/18	170,000	170,530

Weatherford International
6.00% 3/15/18		195,000	192,818
6.35% 6/15/17		65,000	65,850
			2,228,030
Finance Companies – 1.07%
Capmark Financial Group 6.30% 5/10/17		159,000	93,501
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		290,000	238,017
International Lease Finance
5.35% 3/1/12		224,000	195,317
5.875% 5/1/13		148,000	126,016
6.375% 3/25/13		155,000	134,119
6.625% 11/15/13		250,000	224,078
Washington Mutual
5.25% 9/15/17		190,000	119,892
5.50% 8/24/11		197,000	136,017
			1,266,957
Insurance – 1.93%
#Berkshire Hathaway Finance 144A 5.40% 5/15/18		165,000	162,542
•Hartford Financial Services Group 8.125% 6/15/38		325,000	312,615
#Max USA Holdings 144A 7.20% 4/14/17		190,000	192,600
•#MetLife Capital Trust X 144A 9.25% 4/8/38		400,000	406,818
w#Stingray Pass Through Trust 144A 5.902% 1/12/15		200,000	30,000
•w#Twin Reefs Pass Through Trust 144A 3.459% 12/31/49		300,000	30,375
UnitedHealth Group
5.50% 11/15/12		322,000	316,506
5.80% 3/15/36		163,000	129,068
Unitrin 6.00% 5/15/17		334,000	277,356
WellPoint
5.00% 1/15/11		236,000	233,605
5.00% 12/15/14		204,000	190,211
			2,281,696
Natural Gas – 0.66%
CenterPoint Energy Resource
6.00% 5/15/18		190,000	181,123
*6.125% 11/1/17		79,000	77,085
Enterprise Products Operating 6.50% 1/31/19		141,000	142,010
Kinder MorganEnergy Partners 6.95% 1/15/38		240,000	237,464
Valero Energy
6.125% 6/15/17		95,000	91,400
6.625% 6/15/37		60,000	53,476
			782,558
Real Estate – 0.71%
iStar Financial
5.15% 3/1/12		194,000	140,756
5.875% 3/15/16		266,000	178,467
Regency Centers 5.875% 6/15/17		203,000	187,332
•#USB Realty 144A 6.091% 12/22/49		500,000	325,250
			831,805
Technology – 0.37%
Oracle 5.75% 4/15/18		339,000	338,839
Sungard Data Systems 9.125% 8/15/13		92,000	94,530
			433,369
Transportation – 0.78%
Burlington North Santa Fe
5.65% 5/1/17		154,000	149,799
5.75% 3/15/18		229,000	223,949
Hertz 8.875% 1/1/14		90,000	83,025
Norfolk Southern 5.75% 4/1/18		103,000	100,817
Red Arrow International Leasing 8.375% 3/31/12	RUB	8,688,792	367,023
			924,613
Total Corporate Bonds (cost $31,826,987)			30,139,308

Foreign Agencies – 0.94%
France – 0.19%

France Telecom 7.75% 3/1/11	USD	208,000	221,645
			221,645
Republic of Korea – 0.20%
Korea Development Bank 5.30% 1/17/13		240,000	237,673
			237,673
Quatar – 0.45%
#Ras Laffan Liquefied Natural Gas III 144A 5.838% 9/30/27		620,000	535,524
			535,524
United Arab Emirates – 0.10%
#Taqu Abu Dhabi National Energy 144A 7.25% 8/1/18		117,000	119,151
			119,151
Total Foreign Agencies (cost $1,137,593)			1,113,993

Municipal Bonds – 2.47%
California State 5.00% 2/1/33		15,000	14,689
§California State Refunding 5.00% 2/1/33-14		5,000	5,467
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)		105,000	104,434
Massachusett's Bay Transportation Authority 5.00% 7/1/19		105,000	113,246
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29		95,000	89,285
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)		90,000	91,814
North Texas Tollway Authority Series A
5.50% 1/1/18		85,000	90,589
6.00% 1/1/19		40,000	43,696
6.00% 1/1/20		210,000	226,920
Oregon State Taxable Pension 5.892% 6/1/27		105,000	108,159
Portland, Oregon Sewer System Revenue 5.00% 6/15/18		330,000	359,099
Texas Transportation Community Mobility 5.00% 4/1/19		330,000	352,674
Triborough, New York Bridge & Tunnel Authority Series A
5.00% 11/15/18		270,000	294,359
5.00% 11/15/19		265,000	284,409
University of Texas Financing Authority Refunding Series A 5.25% 8/15/18		105,000	116,230
West Virginia Economic Development Authority 144A 5.37% 7/1/20 (MBIA)		30,000	28,384
West Virginia Tobacco Settlement Finance Authority Series A 7.467% 6/1/47		665,000	591,790
Total Municipal Bonds (cost $3,003,818)			2,915,244

Non-Agency Asset-Backed Securities – 9.04%
•Bank of America Credit Card Trust
Series 2006-A10 A10 2.44% 2/15/12		4,185,000	4,158,363
Series 2008-A5 A5 3.666% 12/16/13		470,000	472,061
Series 2008-A7 A7 3.16% 12/15/14		145,000	141,241
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		155,000	157,592
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		150,000	142,842
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		170,000	172,695
Series 2008-A A3 4.94% 4/25/14		290,000	291,494
Chase Issuance Trust Series 2008-A9 A9 4.26% 5/15/13		225,000	223,188
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39		150,000	145,520
CNH Equipment Trust
Series 2007-B A3A 5.40% 10/17/11		155,000	157,383
Series 2008-A A3 4.12% 5/15/12		100,000	100,028
Series 2008-A A4A 4.93% 8/15/14		145,000	143,765
Series 2008-B A3A 4.78% 7/16/12		145,000	145,301
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		200,000	200,752
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		150,000	139,977
Series 2008-A4 A4 5.65% 12/15/15		500,000	512,363
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		150,000	122,172
Ford Credit Auto Owner Trust Series2007-B A3A 5.15% 11/15/11		155,000	157,847
P@•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36		70,000	51,224
•#Golden Credit Card Trust 2008-3 A 3.467% 7/15/17		750,000	750,000
#Harley-Davidson Motorcycle Trust Series 2006-1 A2 5.04% 10/15/12		120,933	122,359
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		170,000	173,286
Series 2008-A A3 4.93% 12/17/12		280,000	280,644

John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12		200,000	200,463
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		127,804	113,107
•MBNA Credit Card Master Note Trust Series 2005-A4 2.50% 11/15/12		140,000	137,920
P@•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 2.62% 3/25/37		385,000	299,443
Mid-State Trust
Series 11 A1 4.864% 7/15/38		16,378	14,900
Series 2004-1 A 6.005% 8/15/37		16,843	16,443
Series 2005-1 A 5.745% 1/15/40		191,891	174,081
#Series 2006-1 A 144A 5.787% 10/15/40		235,030	222,155
P@Renaissance Home Equity Loan Trust Series 2007-2 AF2 5.675% 6/25/37		290,000	261,181
RSB Bondco Series 2007-A A2 5.72% 4/1/18		215,000	217,011
P@Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31		75,920	62,478
Total Non-Agency Asset-Backed Securities (cost $10,923,656)			10,681,279

Non-Agency Collateralized Mortgage Obligations – 8.65%
•Adjustable Rate Mortgage Trust Series 2005-10 3A11 5.417% 1/25/36		565,641	499,206
•Citicorp Residential Mortgage Securities Series 2006-3 A5 6.399% 11/25/36		300,000	262,871
•Citigroup Mortgage Loan Trust Series 2007-AR5 1AB 5.613% 4/25/37		700,807	502,333
P@#Countrywide Alternative Loan Trust Series 2005-63 3A1 5.891% 11/25/35		518,270	392,021
wCountrywide Home Loan Mortgage Pass Through Trust
Series 2006-1 A2 6.00% 3/25/36		366,945	350,204
•Series 2006-HYB1 3A1 5.27% 3/20/36		174,100	126,479
P@•Series 2006-HYB3 3A1A 6.07% 5/25/36		466,673	399,846
•First Horizon Asset Securities Series 2007-AR2 1A1 5.85% 8/25/37		353,525	334,002
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.178% 5/25/35		459,372	400,557
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		24,192	24,049
•Series 1999-2 A 8.00% 9/19/27		57,014	62,292
•Series 1999-3 A 8.00% 8/19/29		25,129	27,190
Series 2005-RP1 1A3 8.00% 1/25/35		428,944	428,061
Series 2005-RP1 1A4 8.50% 1/25/35		244,007	247,403
Series 2006-RP1 1A3 8.00% 1/25/36		165,812	180,132
GSR Mortgage Home Loan Trust Series 2004-2F 9A1 6.00% 9/25/19		3,123	3,147
•JPMorgan Mortgage Trust Series 2005-A4 1A1 5.398% 7/25/35		319,191	283,150
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		346,737	333,643
•MASTR Adjustable Rate Mortgages Trust Series 2006-2 4A1 4.981% 2/25/36		708,422	600,669
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		125,882	128,557
Series 2005-2 1A4 8.00% 5/25/35		342,756	352,176
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36		621,832	545,074
•Residential Funding Mortgage Security I Series 2006-SA3 3A1 6.041% 9/25/36		520,854	451,212
P@•Structured Asset Securities Series 2005-6 B2 5.339% 5/25/35		119,469	57,101
P@•wWashington Mutual Mortgage Pass Through Certificates
Series 2006-AR8 1A5 5.879% 8/25/46		98,382	74,211
Series 2006-AR8 2A3 6.13% 8/25/36		70,146	49,517
Wells Fargo Mortgage Backed Securities Trust
Series 2006-4 1A8 5.75% 4/25/36		134,991	132,819
Series 2006-4 2A3 5.75% 4/25/36		279,976	276,530
•Series 2006-AR5 2A1 5.54% 4/25/36		262,620	234,169
•Series 2006-AR10 5A1 5.595% 7/25/36		440,516	397,338
•Series 2006-AR11 A7 5.515% 8/25/36		546,264	444,390
•Series 2006-AR12 1A2 6.025% 9/25/36		275,356	231,526
•Series 2006-AR14 2A4 6.085% 10/25/36		372,935	267,641
•Series 2006-AR18 2A2 5.717% 11/25/36		404,249	324,736
Series 2007-8 2A6 6.00% 7/25/37		160,000	147,615
Series 2007-13 A7 6.00% 9/25/37		713,775	645,520
Total Non-Agency Collateralized Mortgage Obligations (cost $11,597,316)			10,217,387

Regional Agency – 0.20%Δ
Queensland Treasury 6.00% 10/14/15	AUD	270,000	243,033
Total Regional Agency (cost $208,920)			243,033

Regional Authority – 0.22%Δ
Canada – 0.22%
Quebec Providence 4.625% 5/14/18	USD	265,000	260,465
Total Regional Authority (cost $263,407)			260,465

«Senior Secured Loans – 1.23%
DR Pepper Snapple TRL 4.801% 4/10/13		289,091	284,032
Energy Futures Holdings Term Tranche Loan B2 6.235% 10/10/14		374,058	352,299
Ford Motor Term Tranche Loan B 5.776% 11/29/13		435,629	344,572
Georgia Pacific Term Tranche Loan B 4.446% 12/22/12		496,237	469,378
Total Senior Secured Loans (cost $1,551,177)			1,450,281

Sovereign Debt – 5.12%Δ
Argentina – 0.16%
Republic of Argentina 8.28% 12/31/33	USD	245,763	191,081
			191,081
Brazil – 0.58%
Republic of Brazil 11.00% 8/17/40	USD	519,000	685,729
			685,729
Germany – 1.56%
Bundesobligation 4.25% 10/12/12	EUR	1,181,800	1,840,370
			1,840,370
Indonesia – 0.34%
Republic of Indonesia
8.50% 10/12/35	USD	140,000	149,416
11.00% 12/15/12	IDR	2,335,000,000	252,954
			402,370
Japan – 0.36%
Japan Government 5 yr Bond 1.10% 12/20/12	JPY	45,900,000	426,295
			426,295
Mexico – 0.76%
Mexican Government
*5.625% 1/15/17	USD	662,000	669,282
10.00% 11/20/36	MXN	2,110,000	229,575
			898,857
Philippines – 0.11%
*Philippines Government 6.375% 1/15/32	USD	134,000	130,148
			130,148
Russia – 0.62%
fRussia Government
7.50% 3/31/30	USD	433,400	488,275
#144A 7.50% 3/31/30	USD	219,655	247,386
			735,661
United Kingdom – 0.63%
U.K. Treasury
5.00% 3/7/12	GBP	141,100	281,826
8.00% 9/27/13	GBP	200,900	455,556
			737,382
Total Sovereign Debt (cost $6,054,978)			6,047,893

Supranational Banks – 1.75%
European Investment Bank
7.75% 10/26/10	NZD	382,000	284,058
11.25% 2/14/13	BRL	1,120,000	708,915
Inter-American Development Bank 5.75% 6/15/11	AUD	299,000	272,301
International Bank for Reconstruction & Development
5.75% 6/25/10	RUB	8,140,000	343,890
7.50% 7/30/14	NZD	600,000	454,655
Total Supranational Banks (cost $2,014,702)			2,063,819

U.S. Treasury Obligations – 3.14%
*U.S. Treasury Bonds 5.00% 5/15/37	USD	68,000	72,266

U.S. Treasury Inflation Index Notes
*1.625% 1/15/15		1,491,499	1,515,504
*3.00% 7/15/12		1,180,439	1,274,322
U.S. Treasury Notes
3.375% 7/31/13		85,000	85,425
*¥3.875% 5/15/18		765,000	758,665
Total U.S. Treasury Obligations (cost $3,667,547)			3,706,182

Preferred Stock – 0.53%
JPMorgan Chase 7.90%		415,000	385,010
PNC Financial Services Group 8.25%		250,000	241,250
Total Preferred Stock (cost $657,563)			626,260

		Number of
		Shares
Warrant – 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09		20	0
Total Warrant (cost $1,711)			0

		Principal
		Amount°
Repurchase Agreements** – 4.83%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $1,622,092
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $1,655,303)	USD	1,622,000	1,622,000

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $4,088,234
(collateralized by U.S. Government obligations,
4.00%; 7/30/09 - 9/30/09; with total market value $4,176,396)		4,088,000	4,088,000
Total Repurchase Agreements (cost $5,710,000)			5,710,000

Total Value of Securities Before Securities Lending Collateral – 106.40%
(cost $129,775,689)			125,714,696

		Number of
		Shares
Securities Lending Collateral*** – 5.50%
Investment Companies
Mellon GSL DBT II Collateral Fund		6,493,449	6,493,449
Total Securities Lending Collateral (cost $6,493,449)			6,493,449

Total Value of Securities – 110.79%
(cost $136,269,138)			132,208,145 ©
Obligation to Return Securities Lending Collateral*** – (5.50%)			(6,493,449)
Liabilities Net of Receivables and Other Assets (See Notes) – (6.40%)			(7,556,642)
Net Assets Applicable to 13,350,286 Shares Outstanding – 100.00%			$118,158,054

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
JPY – Japanese Yen
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
RUB – Russian Ruble
USD – United States Dollar

•Variable rate security. The rate shown is the rate as of July 31, 2008.
*Fully or partially on loan.
**See Note 1 in "Notes."
***See Note 6 in "Notes."
©Includes $6,145,120 of securities loaned.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
¥Fully or partially pledged as collateral for financial futures contracts.
^Zero coupon security. The rate shown is the yield at the time of purchase.
ΔSecurities have been classified by country of origin.
fStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at July 31, 2008.
zOf this amount, $10,953,778 represents payable for securities purchased as of July 31, 2008.
§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2008, the aggregate amount of Rule 144A securities was $12,821,254, which represented 10.85% of the Portfolio’s net assets. See Note 7 in "Notes."
@Illiquid security. At July 31, 2008, the aggregate amount of illiquid securities was $1,999,822 which represented 1.69% of the Portfolio’s net assets. See Note 7 in “Notes.”
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. As of July 31, 2008, the aggregate amount of restricted securities was $1,647,022 or 1.39% of the Portfolio's net assets. Further details on these holdings appear below and in Note 7 in "Notes."

Investment	Date of Acquisition	Cost	Value
Countrywide Alternative Loan Trust Series 2005-63 3A1 5.891% 11/25/35	09/28/2005	$518,270	$392,021
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-HYB3 3A1A	03/29/2006	466,673	399,846
GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	08/25/2006	70,000	51,224
Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 2.621% 3/25/37	04/12/2006	385,000	299,443
Renaissance Home Equity Loan Trust Series 2007-2 AF2 5.675% 6/25/37	05/14/2007	290,000	261,181
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	06/30/2005	71,623	62,478
Structured Asset Securities Series 2005-6 B2 5.345% 5/25/35	09/27/2006	113,440	57,101
Washington Mutual Mortgage Pass Through Certificates
Series 2006-AR8 1A5 5.880% 8/25/46	07/05/2006	97,476	74,211
Series 2006-AR8 2A3 6.130% 8/25/36	07/05/2006	69,614	49,517
Total			$1,647,022

Summary of Abbreviations:
AMBAC – Insured by the
AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
FGIC – Insured by the Financial Guaranty Insurance Company
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions
MBIA – Insured by the Municipal Bond Insurance Association
PIK – Pay-in-kind
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts, financial futures contracts and swap contracts were outstanding at July 31, 2008:

Foreign Currency Exchange Contracts[1]
					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(486,006)	USD	469,934	9/30/08	$16,132
BRL	(1,080,940)	USD	677,493	8/29/08	(13,512)
EUR	128,095	USD	(200,200)	9/30/08	(1,094)
EUR	111,576	USD	(174,406)	9/30/08	(975)
EUR	(1,010,303)	USD	1,578,871	9/30/08	8,491
GBP	(839,232)	USD	1,670,910	9/30/08	15,370
GBP	500,795	USD	(995,696)	9/30/08	(7,784)
JPY	24,800,984	USD	(232,285)	8/29/08	(2,012)
NOK	593,322	USD	(114,940)	9/30/08	123
NZD	(957,939)	USD	712,227	9/30/08	16,119
					$30,858

Futures Contracts[2]
					Unrealized
Contracts to		Notional Cost			Appreciation
Buy (Sell)		(Proceeds)	Notional Value	Expiration Date	(Depreciation)
190	U.S. Treasury 5 yr Notes	$21,012,623	$21,153,828	9/30/08	$141,205
(5)	U.S Treasury Long Bond	(562,337)	(577,500)	9/30/08	(15,163)
		$20,450,286			$126,042

Swap Contracts[3]
Credit Default Swap Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Barclay’s
CDX High Yield 10.1 CDS	$555,000	5.00%	6/20/13	$(7,874)
Citigroup Global Markets
CenturyTel 5 yr CDS	395,000	1.71%	9/20/13	(1,292)
Goldman Sachs
CDX High Yield 10.1 CDS	475,000	5.00%	6/20/13	(3,192)
Kraft Food 10 yr CDS	405,000	0.77%	12/20/17	4,120
JPMorgan Chase Bank
CDX High Yield 10.1 CDS	1,105,000	5.00%	6/20/13	(14,296)
Embarq
6 yr CDS	50,000	2.60%	9/20/14	(158)
7 yr CDS	185,000	0.77%	9/20/14	16,177
Lehman Brothers
Gannet 7 yr CDS	356,000	0.88%	9/20/14	38,324
Home Depot 5 yr CDS	260,000	0.50%	9/20/12	7,925
New York Times 7 yr CDS	356,000	0.75%	9/20/14	47,520
Sara Lee 7 yr CDS	351,000	0.60%	9/20/14	1,747
Target 5 yr CDS	290,000	0.57%	12/20/12	524
Washington Mutual
4 yr CDS	230,000	0.85%	9/20/11	57,226
10 yr CDS	315,000	3.15%	12/20/17	66,830
	$5,328,000			$213,581
Protection Sold:
Citigroup Global Markets
Plains American CDS	$345,000	1.33%	9/20/13	$1,655
	$345,000			$1,655

The use of foreign currency exchange contracts, financial futures contracts, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”
3See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Core Plus Fixed Income Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Markets, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Portfolios pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. ments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$136,331,283
Aggregate unrealized appreciation	566,286
Aggregate unrealized depreciation	(4,689,424)
Net unrealized depreciation	$(4,123,138)

For federal income tax purposes, at October 31, 2007, capital loss carryforwards of $2,973,257 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $394,175 expires in 2013; $1,651,932 expires in 2014; and $927,150 expires in 2015.

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts
The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, The Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Swap Contracts
The Portfolio may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Portfolio may use interest rate swaps to adjust the Portfolio's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended July 31, 2008, the Portfolio entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDSs may involve greater risks than if the Portfolio had invested in the referenced obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts.

6. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Portfolio receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records securities lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of the securities on loan was $6,145,120, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

7. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

8. Subsequent Event
At July 31, 2008, DPT Core Plus Fixed Income Fund had direct and indirect exposure to investments with Lehman Brothers Holdings Inc. (“Lehman”) or Lehman’s affiliates, including bonds, derivatives, and foreign currency exchange contracts for which Lehman or Lehman’s affiliates was the issuer or counterparty. On September 15, 2008, Lehman filed for Chapter 11 bankruptcy protection.

With respect to direct exposure to Lehman, the Fund held bonds valued at approximately 0.63% of net assets as of July 31, 2008. With respect to indirect exposure, the Fund’s exposure through credit default swaps and foreign currency exchange contracts where Lehman or Lehman’s affiliate was counterparty was approximately 0.20% of net assets (which represents the net unrealized appreciation/depreciation on the Fund’s books) as of July 31, 2008.

As of September 22, 2008, approximately 0.28% and 0.01% of the Fund’s net assets were subject to direct and indirect exposure of Lehman or Lehman’s affiliates (before collateral), respectively.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Emerging Markets Portfolio

July 31, 2008

	Number of	Value
	Shares	(U.S.$)
Common Stock – 91.38%Δ
Argentina – 1.01%
*Tenaris ADR	133,356	$8,034,699
		8,034,699
Brazil – 10.32%
AES Tiete	235,194	2,743,905
Companhia de Concessoes Rodoviarias	684,000	14,132,123
Companhia Vale do Rio Doce ADR	592,400	15,503,108
CPFL Energia	212,247	4,925,248
*†CPFL Energia ADR	24,800	1,758,816
Petroleo Brasileiro ADR	258,200	11,835,888
†Redecard	899,900	16,625,399
Santos-Brasil	260,599	4,414,673
*Votorantim Celulose e Papel ADR	435,950	10,558,709
		82,497,869
Chile – 1.05%
Banco Santander ADR	114,600	5,237,220
*#Inversiones Aguas Metropolitanas 144A ADR	150,000	3,147,885
		8,385,105
China – 11.31%■
China BlueChemical	6,792,000	4,644,142
China Construction Bank	23,590,000	20,572,365
China Mobile	1,354,000	18,089,673
*China Power International Development	20,112,000	6,325,579
China Shipping Development	4,468,000	13,556,493
COSCO Pacific	8,892,000	15,468,638
Industrial & Commercial Bank of China	11,071,000	8,278,997
TPV Technology	6,762,000	3,453,314
		90,389,201
Colombia – 2.11%
*BanColombia ADR	500,700	16,888,611
		16,888,611
Czech Republic – 1.01%
Komercni Banka	31,823	8,077,746
		8,077,746
Egypt – 2.31%
MobiNil-Egyptian Mobile Services	181,227	5,121,094
Orascom Telecom Holding GDR	252,316	13,329,855
		18,450,949
India – 0.78%
Hero Honda Motors	334,135	6,277,330
		6,277,330
Israel – 2.73%
Bank Hapoalim	1,840,601	7,620,883
Bezeq Israeli Telecommunication	7,866,020	14,192,881
		21,813,764
Malaysia – 3.58%
Hong Leong Bank	2,779,300	4,881,866
MISC Foreign	3,495,000	9,034,083
Public Bank Foreign	2,332,500	7,491,483
Tanjong	1,807,800	7,250,950
		28,658,382

Mexico – 6.52%
America Movil Series L ADR	319,200	16,116,408
†Banco Compartamos	1,100,800	4,179,420
*Grupo Aeroportuario del Pacifico ADR	158,400	4,704,480
Grupo Modelo Series C	2,314,500	12,108,744
Grupo Televisa ADR	321,700	7,235,033
Kimberly-Clark de Mexico Class A	1,795,600	7,738,884
		52,082,969
Phillippines – 1.34%
Philippine Long Distance Telephone ADR	189,000	10,744,650
		10,744,650
Poland – 1.77%
Bank Pekao	103,845	9,471,641
Telekomunikacja Polska	421,225	4,657,700
		14,129,341
Republic of Korea – 4.05%
Hana Financial Group	342,380	12,935,129
Kookmin Bank	282,134	15,995,679
Samsung Electronics	6,213	3,436,711
		32,367,519
Russia – 8.94%
Evraz Group GDR	144,300	13,665,210
Gazprom ADR	416,650	20,082,530
LUKOIL ADR	303,664	25,355,944
Mobile TeleSystems ADR	172,800	12,337,920
		71,441,604
Singapore – 2.19%
Singapore Telecommunications	6,738,000	17,527,958
		17,527,958
South Africa – 7.15%
African Bank Investments	4,356,016	16,311,475
Impala Platinum Holdings	293,084	9,727,808
Pretoria Portland Cement	1,615,694	7,423,779
Sasol	338,684	18,060,792
Telkom	298,474	5,613,143
		57,136,997
Taiwan – 13.91%
Asustek Computer	2,643,315	6,880,070
Chinatrust Financial Holding	7,246,000	5,237,639
Chunghwa Telecom	2,025,980	5,127,940
Chunghwa Telecom ADR	480,470	12,103,039
Far EasTone Telecommunications	6,426,765	10,479,690
Lite-On Technology	11,969,121	10,565,205
MediaTek	1,224,575	12,698,909
Mega Financial Holding	21,151,000	14,215,561
President Chain Store	2,552,376	7,860,346
Synnex Technology International	2,045,295	4,493,552
Taiwan Semiconductor Manufacturing	11,937,016	21,565,354
		111,227,305
Thailand – 3.33%
Kasikornbank Foreign	2,298,754	4,564,507
Kasikornbank NVDR	213,546	420,973
Land & Houses NVDR	2,719,210	503,070
PTT PCL	1,403,800	10,563,081
Siam Cement NVDR	2,070,300	10,529,709
		26,581,340
Turkey – 5.97%
*Akbank	3,633,313	20,146,350
Tofas Turk Otomobil Fabrikasi	1,744,858	6,247,331
*Turkcell Iletisim Hizmet	2,781,778	21,324,790
		47,718,471
Total Common Stock (cost $666,223,031)		730,431,810

Preferred Stock – 7.55%
Brazil – 4.36%
AES Tiete	228,400	2,631,061
Companhia Vale do Rio Doce Class A	114,836	2,987,072
Investimentos Itau	3,081,279	20,249,020
Usinas Siderurgicas de Minas Gerais Class A	207,100	8,977,467
		34,844,620
Republic of Korea – 3.19%
Hyundai Motor	370,720	10,292,548
Samsung Electronics	41,398	15,216,201
		25,508,749
Total Preferred Stock (cost $51,213,788)		60,353,369

	Principal
	Amount (U.S. $)
Repurchase Agreements** – 0.68%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $1,554,088
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $1,585,728)	$1,554,000	1,554,000

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $3,916,224
(collateralized by U.S. Government obligations,
4.00% 7/30/09 - 9/30/09; with total market value $4,000,855)	3,916,000	3,916,000
Total Repurchase Agreements (cost $5,470,000)		5,470,000

Total Value of Securities Before Securities Lending Collateral – 99.61%
(cost $722,906,819)		796,255,179

	Number of
	Shares
Securities Lending Collateral*** – 4.78%
Investment Companies
Mellon GSL DBT II Collateral Fund	38,241,401	38,241,401
Total Securities Lending Collateral (cost $38,241,401)		38,241,401

Total Value of Securities – 104.39%
(cost $761,148,220)		834,496,580	©
Obligation to Return Securities Lending Collateral*** – (4.78%)		(38,241,401)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.39%		3,087,747
Net Assets Applicable to 61,912,736 Shares Outstanding – 100.00%		$799,342,926

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
†Non-income producing security.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2008, the aggregate amount of Rule 144A securities was $3,147,885, which represented 0.39% of Portfolio’s net assets. See Note 5 in “Notes."
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
**See Note 1 in “Notes.”
***See Note 4 in “Notes.”
©Includes $36,640,504 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
NVDR – Non-Voting Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Emerging Markets Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$761,843,340
Aggregate unrealized appreciation	131,843,794
Aggregate unrealized depreciation	(59,190,554)
Net unrealized appreciation	$72,653,240

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding at July 31, 2008.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of the securities on loan was $36,640,504, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2008, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Focus Smid-Cap Growth Equity Portfolio

July 31, 2008

	Number of
	Shares	Value
Common Stock – 95.34%
Basic Industry/Capital Goods – 5.14%
*Graco	7,800	$282,594
		282,594
Business Services – 18.83%
Corporate Executive Board	3,500	131,180
Expeditors International Washington	6,400	227,264
†Global Cash Access Holdings	14,100	84,459
*Heartland Payment Systems	13,400	308,334
†VeriFone Holdings	18,900	282,743
		1,033,980
Consumer Durables – 3.54%
Gentex	12,600	194,796
		194,796
Consumer Non-Durables – 19.27%
*DineEquity	6,000	138,600
*Fastenal	5,800	283,388
*†NetFlix	8,400	259,476
*†Peet's Coffee & Tea	10,300	200,747
*Whole Foods Market	7,950	176,252
		1,058,463
Consumer Services – 4.17%
Weight Watchers International	6,400	228,864
		228,864
Energy – 4.13%
†Core Laboratories	1,750	226,818
		226,818
Financials – 8.86%
†Affiliated Managers Group	2,500	216,000
optionsXpress Holdings	10,900	270,429
		486,429
Health Care – 9.07%
†Abiomed	8,800	156,024
†Techne	4,300	341,936
		497,960
Technology – 17.50%
Blackbaud	11,400	203,604
†j2 Global Communications	11,400	273,258
†SBA Communications Class A	6,600	250,074
†Teradata	10,000	234,200
		961,136
Transportation – 4.83%
C.H. Robinson Worldwide	5,500	265,100
		265,100
Total Common Stock (cost $5,620,394)		5,236,140

	Principal
	Amount
Repurchase Agreements** – 4.72%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $73,604
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $75,083)	$73,600	73,600

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $185,411
(collateralized by U.S. Government obligations,
4.00%, 7/30/09 - 9/30/09; with total market value $189,437)	185,400	185,400
Total Repurchase Agreements (cost $259,000)		259,000

Total Value of Securities Before Securities Lending Collateral – 100.06%
(cost $5,879,394)		5,495,140

	Number of
	Shares
Securities Lending Collateral*** – 17.60%
Investment Companies
Mellon GSL DBT II Collateral Fund	966,872	966,872
Total Securities Lending Collateral (cost $966,872)		966,872

Total Value of Securities – 117.66%
(cost $6,846,266)		6,462,012 ©
Obligation to Return Securities Lending Collateral*** – (17.60%)		(966,872)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.06%)		(2,994)
Net Assets Applicable to 654,320 Shares Outstanding – 100.00%		$5,492,146

*Fully or partially on loan.
**See Note 1 in “Notes.”
*** See Note 3 in “Notes.”
©Includes $930,410 of securities loaned.
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Focus Smid-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$6,888,909
Aggregate unrealized appreciation	$375,529
Aggregate unrealized depreciation	(802,426)
Net unrealized depreciation	$(426,897)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of securities on loan was $930,410, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Global Fixed Income Portfolio

July 31, 2008

		Principal	Value
		Amount°	(U.S. $)
Bonds – 98.13%
Austria – 1.38%
Oesterreichische Kontrollbank 1.80% 3/22/10	JPY	300,000,000	$2,819,436
Republic of Austria 5.25% 1/4/11	EUR	570,000	906,728
			3,726,164
Belgium – 1.59%
Kingdom of Belgium 5.50% 9/28/17	EUR	2,600,000	4,319,469
			4,319,469
Canada – 0.80%
Canadian Government 1.90% 3/23/09	JPY	233,000,000	2,173,177
			2,173,177
Finland – 4.21%
Republic of Finland
5.375% 7/4/13	EUR	1,960,000	3,185,169
5.75% 2/23/11	EUR	5,100,000	8,211,278
			11,396,447
France – 6.72%
Compagnie de Financement Foncier 0.60% 3/23/10	JPY	1,100,000,000	10,135,734
Government of France 5.00% 10/25/16	EUR	5,000,000	8,065,432
			18,201,166
Germany – 8.49%
KFW
1.85% 9/20/10	JPY	650,000,000	6,134,884
5.25% 7/4/12	EUR	6,800,000	10,838,511
Rentenbank 1.375% 4/25/13	JPY	650,000,000	6,018,777
			22,992,172
Ireland – 3.58%
Republic of Ireland 5.00% 4/18/13	EUR	6,100,000	9,707,932
			9,707,932
Italy – 15.28%
Italy Buoni Poliennali Del Tesoro
3.75% 8/1/15	EUR	7,600,000	11,185,341
4.00% 2/1/37	EUR	4,350,000	5,638,005
4.50% 2/1/18	EUR	3,700,000	5,625,570
4.75% 2/1/13	EUR	5,400,000	8,458,652
Republic of Italy 3.70% 11/14/16	JPY	985,000,000	10,468,081
			41,375,649
Japan – 10.42%
Development Bank of Japan
1.40% 6/20/12	JPY	1,200,000,000	11,246,811
2.30% 3/19/26	JPY	270,000,000	2,566,643
Japan Finance Corporation for Municipal Enterprises
1.55% 2/21/12	JPY	570,000,000	5,382,415
2.00% 5/9/16	JPY	930,000,000	9,021,091
			28,216,960
Mexico – 4.81%
Mexican Bonos
8.00% 12/23/10	MXN	10,000,000	984,126
9.00% 12/20/12	MXN	14,000,000	1,402,874
9.50% 12/18/14	MXN	46,000,000	4,723,904
10.00% 12/5/24	MXN	55,000,000	5,931,176
			13,042,080

Netherlands – 9.30%
Bank Nederlandse Gemeenten 0.80% 9/22/08	JPY	1,170,000,000	10,844,535
Deutsche Telekom International Finance 8.75% 6/15/30	USD	1,150,000	1,358,393
Netherlands Government
4.25% 7/15/13	EUR	2,900,000	4,502,840
7.50% 1/15/23	EUR	4,200,000	8,471,365
			25,177,133
Norway – 3.92%
Eksportfinans 1.80% 6/21/10	JPY	1,130,000,000	10,628,359
			10,628,359
Poland – 2.92%
Poland Government 5.50% 3/12/12	EUR	5,000,000	7,909,511
			7,909,511
Spain – 4.36%
Instituto de Credito Ofcial
4.625% 6/6/12	GBP	1,380,000	2,659,082
5.375% 3/17/10	GBP	1,610,000	3,186,238
Spanish Government 5.50% 7/30/17	EUR	3,600,000	5,953,370
			11,798,690
Supranational – 8.83%
European Investment Bank
1.40% 6/20/17	JPY	1,320,000,000	12,112,312
2.15% 1/18/27	JPY	180,000,000	1,649,423
Inter-American Development Bank 5.50% 3/30/10	EUR	5,700,000	9,011,963
Nordic Investment Bank 1.70% 4/27/17	JPY	120,000,000	1,129,487
			23,903,185
United Kingdom – 9.65%
•Lloyds TSB Bank 5.625% 3/5/18	EUR	1,650,000	2,519,091
•SL Finance 6.375% 7/12/22	EUR	360,000	537,444
Standard Chartered Bank 5.875% 9/26/17	EUR	1,200,000	1,775,910
U.K. Treasury
4.00% 9/7/16	GBP	3,900,000	7,353,606
5.00% 3/7/12	GBP	800,000	1,597,880
5.00% 9/7/14	GBP	6,000,000	12,059,798
6.25% 11/25/10	GBP	150,000	307,246
			26,150,975
United States – 1.87%
Bank of America 5.65% 5/1/18	USD	3,020,000	2,824,174
*U.S. Treasury Notes 4.875% 1/31/09	USD	1,280,000	1,299,700
•Zurich Finance 4.50% 6/15/25	EUR	700,000	932,123
			5,055,997
Total Bonds (cost $251,097,784)			265,775,066

Repurchase Agreements** – 0.36%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $278,016
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $283,808)	USD	278,000	278,000

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $701,040
(collateralized by U.S. Government obligations,
4.00%; 7/30/09 - 9/30/09; with total market value $716,058)		701,000	701,000
Total Repurchase Agreements (cost $979,000)			979,000

Total Value of Securities Before Securities Lending Collateral – 98.49%
(cost $252,076,784)			266,754,066

	Number of
	Shares
Securities Lending Collateral*** – 0.50%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,358,400	1,358,400
Total Securities Lending Collateral (cost $1,358,400)		1,358,400

Total Value of Securities – 98.99%
(cost $253,435,184)		268,112,466	©
Obligation to Return Securities Lending Collateral*** – (0.50%)		(1,358,400)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.51%		4,092,724
Net Assets Applicable to 22,344,412 Shares Outstanding – 100.00%		$270,846,790

°Principal amount is stated in the currency in which each security is denominated.
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
MXN – Mexican Peso
USD – United States Dollar

•Variable rate security. The rate shown is the rate as of July 31, 2008.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 4 in “Notes.”
©Includes $1,298,944 of securities loaned.

The following foreign currency exchange contracts were outstanding at July 31, 2008:

Foreign Currency Exchange Contracts[1]
			Unrealized
Contracts to Deliver	In Exchange For	Settlement Date	Appreciation
EUR (34,423,500)	USD 53,896,185	10/31/08	$475,119
GBP (13,735,500)	USD 27,141,348	10/31/08	104,849
			$579,968

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Portfolio's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Portfolio's net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Global Fixed Income Portfolio (Portfolio).

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Other long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$253,435,184
Aggregate unrealized appreciation	16,655,718
Aggregate unrealized depreciation	(1,978,436)
Net unrealized appreciation	$ 14,677,282

For federal income tax purposes, at July 31, 2008, capital loss carryforwards of $167,312 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2014.

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of securities on loan was $1,298,944, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of July 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Global Real Estate Securities Portfolio

July 31, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.23%Δ
Australia – 7.28%
Goodman Group	603,178	$1,425,529
Stockland	197,553	852,765
*Valad Property Group	1,111,881	567,678
*Westfield Group	527,213	7,956,283
		10,802,255
Austria – 1.13%
†Conwert Immobilien Invest	112,643	1,680,193
		1,680,193
Brazil – 0.76%
†BR Malls Participacoes	121,007	1,121,653
		1,121,653
Canada – 3.57%
Brookfield Properties	97,691	1,850,877
*RioCan Real Estate Investment Trust	177,138	3,442,596
		5,293,473
France – 6.49%
*Fonciere Des Regions	19,995	2,507,751
*Unibail-Rodamco	31,794	7,111,626
		9,619,377
Greece – 1.29%
Babis Vovos International Construction	62,661	1,912,811
		1,912,811
Hong Kong – 12.61%
China Overseas Land & Investment	1,100,102	1,948,393
†China Resources Beijing Land	836,000	1,096,888
Hang Lung Group	313,000	1,388,182
Henderson Land Development	390,000	2,414,058
Hysan Development	362,266	1,029,946
Link REIT	889,616	1,985,230
New World Development	1,100,000	2,050,695
Sun Hung Kai Properties	458,000	6,792,519
		18,705,911
Italy – 1.15%
Beni Stabili	1,562,488	1,701,840
		1,701,840
Japan – 16.05%
Aeon Mall	78,812	2,339,881
*Japan Prime Realty Investment	257	619,489
Kenedix Realty Investment	176	869,882
Mitsubishi Estate	384,800	9,267,626
Mitsui Fudosan	325,900	7,373,194
NTT Urban Development	922	1,271,501
Sumitomo Realty & Development	45,300	932,849
Tokyu REIT	148	1,129,927
		23,804,349
Malaysia – 1.56%
Bandar Raya Developments	1,262,866	609,757
KLCC Property Holdings	1,299,570	1,140,477
Sunway City	858,417	556,043
		2,306,277

Singapore – 3.22%
Ascendas Real Estate Investment Trust	1,398,900	2,326,375
CapitaMall Trust	358,796	780,017
Suntec Real Estate Investment Trust	1,475,900	1,663,203
		4,769,595
Sweden – 0.99%
Castellum	147,000	1,463,640
		1,463,640
United Kingdom – 6.04%
British Land	53,440	739,722
Hammerson	183,266	3,466,752
Land Securities Group	186,786	4,756,282
		8,962,756
United States – 33.09%
*Alexandria Real Estate Equities	18,880	1,949,549
*AMB Property	26,167	1,281,136
Apartment Investment & Management	12,800	437,376
*AvalonBay Communities	14,848	1,480,494
Boston Properties	23,899	2,298,845
*BRE Properties	19,885	971,979
Camden Property Trust	10,900	536,062
*Digital Realty Trust	35,358	1,517,212
*Duke Realty	36,300	897,699
Entertainment Properties Trust	8,100	434,484
Equity Residential	51,204	2,210,477
*Essex Property Trust	5,034	610,876
*Federal Realty Investment Trust	8,429	612,030
*General Growth Properties	70,594	1,934,982
HCP	45,972	1,658,210
*Health Care REIT	28,453	1,418,951
Highwoods Properties	18,000	657,000
*Home Properties	7,700	423,654
Host Hotels & Resorts	126,608	1,659,831
*Kimco Realty	64,158	2,264,136
Kite Realty Group Trust	50,261	624,242
Liberty Property Trust	29,249	1,064,664
*Macerich	16,840	931,757
Mack-Cali Realty	20,200	775,276
Marriott International Class A	19,331	500,866
ProLogis	49,731	2,430,851
Public Storage	24,496	2,005,977
Ramco-Gershenson Properties Trust	31,905	689,786
Regency Centers	20,380	1,212,610
Senior Housing Properties Trust	34,200	719,910
*Simon Property Group	72,903	6,753,004
*SL Green Realty	11,672	972,744
*Tanger Factory Outlet Centers	5,500	205,370
Ventas	41,408	1,857,563
Vornado Realty Trust	32,343	3,074,849
		49,074,452
Total Common Stock (cost $163,136,772)		141,218,582

	Principal
	Amount (U.S $)
Repurchase Agreements** – 3.82%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $1,608,091
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $1,641,098)	$1,608,000	1,608,000

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $4,053,232
(collateralized by U.S. Government obligations,
4.00%; 7/30/09 - 9/30/09; with market value $4,140,556)	4,053,000	4,053,000
Total Repurchase Agreements (cost $5,661,000)		5,661,000

Total Value of Securities Before Securities Lending Collateral – 99.05%
(cost $168,797,772)		146,879,582

	Number of
	Shares
Securities Lending Collateral*** – 18.94%
Investment Companies
Mellon GSL DBT II Collateral Fund	28,086,208	28,086,208
Total Securities Lending Collateral (cost $28,086,208)		28,086,208

Total Value of Securities – 117.99%
(cost $196,883,980)		174,965,790	©
Obligation to Return Securities Lending Collateral*** – (18.94%)		(28,086,208)
Receivables and Other Assets Net of Liabilities – (See Notes) 0.95%		1,407,025
Net Assets Applicable to 22,930,173 Shares Outstanding – 100.00%		$148,286,607

ΔSecurities have been classified by country of origin.
†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 4 in “Notes.”
©Includes $28,089,830 of securities loaned.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Global Real Estate Securities Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$204,848,362
Aggregate unrealized appreciation	1,259,825
Aggregate unrealized depreciation	(31,142,397)
Net unrealized depreciation	$ (29,882,572)

For federal income tax purposes, at October 31, 2007, capital loss carryforwards of $1,245,687 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2015.

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding at July 31, 2008.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of securities on loan was $28,089,830, for which the Portfolio received collateral, comprised of non-cash collateral valued at $980,782, and cash collateral of $28,086,208. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
The Portfolio concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2008, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The High-Yield Bond Portfolio

July 31, 2008

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Convertible Bonds – 0.11%
Advanced Medical Optics 3.25% 8/1/26 exercise price $59.61, expiration date 8/1/26	$45,000	$31,275
Total Convertible Bonds (cost $34,560)		31,275

Corporate Bonds – 92.73%
Basic Industry – 11.31%
California Steel Industries 6.125% 3/15/14	35,000	30,450
Domtar 7.125% 8/15/15	85,000	80,325
*#Evraz Group 144A 9.50% 4/24/18	325,000	314,859
Freeport McMoRan Copper & Gold 8.25% 4/1/15	230,000	240,080
Georgia-Pacific
7.70% 6/15/15	85,000	79,475
8.875% 5/15/31	165,000	151,800
Hexion US Finance 9.75% 11/15/14	95,000	81,463
Innophos 8.875% 8/15/14	65,000	65,325
#Innophos Holding 144A 9.50% 4/15/12	50,000	49,750
#MacDermid 144A 9.50% 4/15/17	140,000	128,800
Momentive Performance Materials 9.75% 12/1/14	240,000	213,599
NewPage
10.00% 5/1/12	45,000	43,313
#144A 10.00% 5/1/12	155,000	149,188
•Noranda Aluminium Acquisition 6.828% 5/15/15	75,000	65,250
Norske Skog Canada 8.625% 6/15/11	70,000	57,750
#Norske Skogindustrier 144A 7.125% 10/15/33	100,000	59,500
=@P†Port Townsend Paper 12.431% 8/27/12	11,200	11,088
Potlatch 13.00% 12/1/09	175,000	191,473
*#Rock-Tenn 144A 9.25% 3/15/16	85,000	87,975
Rockwood Specialties Group 7.50% 11/15/14	125,000	123,438
#Ryerson 144A
•10.248% 11/1/14	170,000	162,350
12.000% 11/1/15	35,000	34,300
#Sappi Papier Holding 144A 6.75% 6/15/12	210,000	189,544
#Steel Capital 144A 9.75% 7/29/13	100,000	100,550
#Steel Dynamics 144A 7.75% 4/15/16	215,000	212,850
#Vedanta Resources 144A 9.50% 7/18/18	100,000	99,500
•Verso Paper Holdings 6.623% 8/1/14	95,000	84,075
		3,108,070
Brokerage – 0.30%
LaBranche 11.00% 5/15/12	80,000	82,100
		82,100
Capital Goods – 7.34%
BWAY 10.00% 10/15/10	195,000	195,975
CPG International 10.50% 7/1/13	85,000	67,575
DRS Technologies 7.625% 2/1/18	170,000	177,650
Graham Packaging
8.50% 10/15/12	85,000	79,475
9.875% 10/15/14	130,000	111,800
Graphic Packaging International 9.50% 8/15/13	215,000	201,025
Greenbrier 8.375% 5/15/15	175,000	159,469
Intertape Polymer 8.50% 8/1/14	45,000	40,275
#Moog 144A 7.25% 6/15/18	75,000	73,688
*NXP BV Funding 9.50% 10/15/15	300,000	208,499

Owens Brockway Glass Container 6.75% 12/1/14	110,000	108,625
*Sally Holdings 10.05% 11/15/16	135,000	130,613
Thermadyne Industries 10.00% 2/1/14	150,000	145,500
Vitro 11.75% 11/1/13	155,000	149,575
Vought Aircraft Industries 8.00% 7/15/11	180,000	166,950
		2,016,694
Consumer Cyclical – 11.28%
Associated Materials 9.75% 4/15/12	135,000	133,650
Centex 4.55% 11/1/10	45,000	39,938
*Dollar General 10.625% 7/15/15	265,000	268,313
DR Horton 7.875% 8/15/11	135,000	124,200
Ford Motor 7.45% 7/16/31	205,000	107,625
Ford Motor Credit 7.80% 6/1/12	570,000	428,419
*General Motors
7.20% 1/15/11	265,000	174,900
8.375% 7/15/33	120,000	59,700
Global Cash Access 8.75% 3/15/12	165,000	161,700
GMAC 6.875% 8/28/12	640,000	401,978
Goodyear Tire & Rubber 9.00% 7/1/15	75,000	75,938
Lear 8.75% 12/1/16	265,000	210,675
*Neiman Marcus Group 10.375% 10/15/15	220,000	216,700
Pinnacle Entertainment 8.75% 10/1/13	95,000	91,200
Ryland Group 6.875% 6/15/13	95,000	85,500
Sonic Automotive 8.625% 8/15/13	70,000	56,350
*Tenneco 8.625% 11/15/14	170,000	143,650
Toll
*8.25% 2/1/11	210,000	201,600
8.25% 12/1/11	30,000	28,575
#TRW Automotive 144A 7.00% 3/15/14	100,000	88,750
		3,099,361
Consumer Non-Cyclical – 4.60%
ACCO Brands 7.625% 8/15/15	100,000	87,500
*#Bausch & Lomb 144A 9.875% 11/1/15	230,000	236,324
Biomet 10.00% 10/15/17	145,000	156,600
*Chiquita Brands International 8.875% 12/1/15	145,000	123,613
*Constellation Brands 8.125% 1/15/12	186,000	187,395
Del Monte
*6.75% 2/15/15	25,000	23,500
8.625% 12/15/12	25,000	25,688
Iron Mountain
6.625% 1/1/16	50,000	47,000
8.00% 6/15/20	85,000	83,088
*Jarden 7.50% 5/1/17	145,000	126,875
National Beef Packing 10.50% 8/1/11	80,000	80,400
Visant Holding 8.75% 12/1/13	90,000	86,175
		1,264,158
Energy – 15.44%
AmeriGas Partners 7.125% 5/20/16	156,000	142,350
Chesapeake Energy
6.375% 6/15/15	85,000	80,750
6.625% 1/15/16	55,000	53,075
Complete Production Service 8.00% 12/15/16	75,000	74,813
Compton Petroleum Finance 7.625% 12/1/13	170,000	166,600
#Connacher Oil & Gas 144A 10.25% 12/15/15	200,000	210,499
#Copano Energy 144A 7.75% 6/1/18	70,000	66,675
Dynergy Holdings 7.75% 6/1/19	375,000	346,874
El Paso 6.875% 6/15/14	345,000	345,897
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	20,000	20,339
Energy Partners 9.75% 4/15/14	50,000	46,250
Ferrellgas Finance Escrow 6.75% 5/1/14	140,000	119,000
Geophysique-Veritas
7.50% 5/15/15	15,000	14,925
7.75% 5/15/17	115,000	114,713

#Helix Energy Solutions Group 144A 9.50% 1/15/16	190,000	190,950
#Hilcorp Energy I 144A
7.75% 11/1/15	120,000	110,700
9.00% 6/1/16	95,000	93,575
Inergy Finance
6.875% 12/15/14	30,000	27,150
8.25% 3/1/16	125,000	120,938
International Coal Group 10.25% 7/15/14	140,000	143,150
#Key Energy Services 144A 8.375% 12/1/14	115,000	116,150
Mariner Energy 8.00% 5/15/17	210,000	198,974
#MarkWest Energy Partners 144A 8.75% 4/15/18	125,000	125,000
Massey Energy 6.875% 12/15/13	170,000	167,238
OPTI Canada
7.875% 12/15/14	90,000	89,775
8.25% 12/15/14	38,000	38,475
PetroHawk Energy
#144A 7.875% 6/1/15	25,000	24,313
9.125% 7/15/13	175,000	178,063
Petroleum Development 12.00% 2/15/18	90,000	95,850
Plains Exploration & Production
7.00% 3/15/17	210,000	197,400
*7.625% 6/1/18	25,000	24,375
Range Resources 7.25% 5/1/18	70,000	68,600
Regency Energy Partners 8.375% 12/15/13	131,000	134,275
Whiting Petroleum 7.25% 5/1/13	215,000	211,237
Williams 7.50% 1/15/31	80,000	81,800
		4,240,748
Finance & Investments – 0.83%
•Hartford Financial Services Group 8.125% 6/15/38	70,000	67,332
Leucadia National 8.125% 9/15/15	79,000	79,099
#Nuveen Investments 144A 10.50% 11/15/15	90,000	81,450
		227,881
Media – 6.18%
*CCO Holdings 8.75% 11/15/13	75,000	69,750
#Charter Communications Operating 144A 10.875% 9/15/14	470,000	491,149
Clear Channel Communications 5.50% 9/15/14	115,000	62,745
CSC Holdings
6.75% 4/15/12	85,000	81,388
#144A 8.50% 6/15/15	70,000	69,300
Dex Media West 9.875% 8/15/13	205,000	161,437
#DirecTV Holdings 144A 7.625% 5/15/16	85,000	84,788
*#Expedia 144A 8.50% 7/1/16	30,000	28,650
*Lamar Media 6.625% 8/15/15	205,000	185,525
#LBI Media 144A 8.50% 8/1/17	50,000	38,563
Quebecor Media 7.75% 3/15/16	195,000	180,862
Univision Communications 7.85% 7/15/11	80,000	74,200
#Videotron 144A 9.125% 4/15/18	95,000	99,513
*#XM Satellite Radio Holdings 144A 13.00% 8/1/13	75,000	68,813
		1,696,683
Real Estate – 0.50%
Host Hotels & Resorts 7.125% 11/1/13	150,000	138,750
		138,750
Services Cyclical – 8.06%
Aramark 8.50% 2/1/15	240,000	240,299
Cardtronics 9.25% 8/15/13	170,000	159,775
Corrections Corporation of America 6.25% 3/15/13	50,000	49,125
FTI Consulting 7.625% 6/15/13	245,000	249,899
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	140,000	135,800
Gaylord Entertainment 8.00% 11/15/13	170,000	158,950
Harrah's Operating 5.50% 7/1/10	185,000	161,875
Hertz 8.875% 1/1/14	140,000	129,150

Kansas City Southern de Mexico 9.375% 5/1/12	125,000	129,688
#Lender Processing Services 144A 8.125% 7/1/16	65,000	65,244
MGM MIRAGE 7.50% 6/1/16	150,000	120,375
*Park Place Entertainment 7.875% 3/15/10	35,000	31,063
#Pokagon Gaming Authority 144A 10.375% 6/15/14	207,000	214,245
Seabulk International 9.50% 8/15/13	55,000	57,956
#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	145,000	140,166
8.03% 10/1/20	35,000	34,264
Travelport 9.875% 9/1/14	160,000	135,200
		2,213,074
Services Non-Cyclical – 6.04%
Advanced Medical Optics 7.50% 5/1/17	170,000	153,850
Casella Waste Systems 9.75% 2/1/13	175,000	174,125
Community Health Systems 8.875% 7/15/15	200,000	202,500
CRC Health 10.75% 2/1/16	80,000	63,600
HCA 9.25% 11/15/16	590,000	609,175
HCA PIK 9.625% 11/15/16	26,000	26,845
•HealthSouth 9.133% 6/15/14	140,000	143,150
Select Medical 7.625% 2/1/15	185,000	160,488
Universal Hospital Services PIK 8.50% 6/1/15	125,000	125,625
		1,659,358
Technology & Electronics – 1.78%
•Freescale Semiconductor 6.651% 12/15/14	125,000	98,438
Sungard Data Systems
9.125% 8/15/13	134,000	137,685
10.25% 8/15/15	249,000	253,980
		490,103
Telecommunications – 13.15%
=@P‡Allegiance Telecom 11.75% 2/15/10	10,000	0
•Centennial Communications 8.541% 1/1/13	110,000	110,138
Cincinnati Bell 7.00% 2/15/15	80,000	74,600
Citizens Communications
7.125% 3/15/19	100,000	88,500
9.00% 8/15/31	75,000	66,750
Cricket Communications 9.375% 11/1/14	235,000	231,475
#Digicel 144A 9.25% 9/1/12	215,000	220,375
Hughes Network Systems/Finance 9.50% 4/15/14	145,000	147,356
ΩInmarsat Finance 10.375% 11/15/12	210,000	212,100
Intelsat Bermuda 11.25% 6/15/16	325,000	338,812
Lucent Technologies 6.45% 3/15/29	141,000	100,110
MetroPCS Wireless 9.25% 11/1/14	268,000	261,299
#Nordic Telephone Holdings 144A 8.875% 5/1/16	75,000	72,750
Nortel Networks
•7.041% 7/15/11	225,000	213,188
10.75% 7/15/16	70,000	68,950
#144A 10.75% 7/15/16	5,000	4,925
PAETEC Holding 9.50% 7/15/15	105,000	96,206
Qwest 6.50% 6/1/17	80,000	66,200
Qwest Capital Funding 7.25% 2/15/11	145,000	138,838
•Rural Cellular 8.623% 11/1/12	75,000	75,938
Sprint Capital 8.375% 3/15/12	385,000	378,551
Time Warner Telecom Holdings 9.25% 2/15/14	75,000	76,500
#VimpelCom 144A 9.125% 4/30/18	200,000	195,918
Virgin Media Finance 8.75% 4/15/14	215,000	201,563
Windstream 8.125% 8/1/13	170,000	172,550
		3,613,592
Utilities – 5.92%
AES
7.75% 3/1/14	29,000	28,928
8.00% 10/15/17	140,000	138,600
#144A 8.75% 5/15/13	33,000	34,403

Edison Mission Energy 7.625% 5/15/27	130,000	115,050
Elwood Energy 8.159% 7/5/26	150,015	145,732
Midwest Generation 8.30% 7/2/09	30,414	30,794
Mirant North America 7.375% 12/31/13	205,000	206,025
NRG Energy 7.375% 2/1/16	155,000	150,738
Orion Power Holdings 12.00% 5/1/10	80,000	86,600
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	685,000	688,424
		1,625,294
Total Corporate Bonds (cost $26,185,440)		25,475,866

«Senior Secured Loans – 1.34%
Ford Motor Term B 5.776% 11/29/13	233,717	184,863
General Motors 5.163% 11/17/13	150,000	118,220
Talecris Biotherapeutics 2nd Lien 9.18% 12/6/14	70,000	64,313
Total Senior Secured Loans (cost $402,217)		367,396

Sovereign Debt – 0.13%
Argentina – 0.13%
Republic of Argentina 8.28% 12/31/33	44,888	34,901
Total Sovereign Debt (cost $36,061)		34,901

	Number of
	Shares
Common Stock – 0.10%
†=P@Avado Brands	121	0
†BWAY Holding	1,400	14,029
†Century Communications	60,000	0
†Graphic Packaging Holding	6,000	13,500
*†Mirant	21	643
†=P@Port Townsend	40	0
†Time Warner Cable Class A	1	28
†USGen	20,000	0
Total Common Stock (cost $68,885)		28,200

Convertible Preferred Stock – 0.12%
General Motors 5.25% exercise price $64.90, expiration date 3/6/32	2,750	33,853
Total Convertible Preferred Stock (cost $44,921)		33,853

Preferred Stocks – 0.01%
=P@Port Townsend	8	1,948
Total Preferred Stocks (cost $7,920)		1,948

Warrants – 0.00%
†=P@Port Townsend	8	0
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	55	0
Total Warrants (cost $4,871)		0

	Principal
	Amount
	(U.S. $)
Repurchase Agreements** – 3.24%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $252,014
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $257,717)	$252,000	252,000

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $637,036
(collateralized by U.S. Government obligations,
4.00%; 7/30/09 - 9/30/09; with market value $650,230)	637,000	637,000
Total Repurchase Agreements (cost $889,000)		889,000

Total Value of Securities Before Securities Lending Collateral – 97.78%
(cost $27,673,875)		26,862,439

	Number of
	Shares
Securities Lending Collateral*** – 8.56%
Investment Companies
Mellon GSL DBT II Collateral Fund	2,350,853	2,350,853
Total Securities Lending Collateral (cost $2,350,853)		2,350,853

Total Value of Securities – 106.34%
(cost $30,024,728)		29,213,292	©
Obligation to Return Securities Lending Collateral*** – (8.56%)		(2,350,853)
Receivables and Other Assets Net of Liabilities (See Notes) – 2.22%		610,395
Net Assets Applicable to 3,821,040 Shares Outstanding – 100.00%		$27,472,834

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2008, the aggregate amount of Rule 144A securities was $5,714,869, which represented 20.80% of the Portfolio’s net assets. See Note 4 in "Notes."
•Variable rate security. The rate shown is the rate as of July 31, 2008.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
†Non income producing security.
‡Non income producing security. Security is currently in default.
@Illiquid security. At July 31, 2008, the aggregate amount of illiquid securities was $13,036, which represented 0.05% of the Portfolio’s net assets. See Note 4 in “Notes.”
PRestricted Security. These Investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. As of July 31, 2008, the aggregate amount of the restricted security was $13,036 or 0.05% of the Portfolio’s net assets. Further details on these holdings in Note 4 in “Notes.”
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2008, the aggregate amount of fair valued securities was $13,036, which represented 0.05% of the Portfolio’s net assets. See Note 1 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $2,296,952 of securities loaned.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The High-Yield Bond Portfolio (Portfolio).

Security Valuation –Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$30,139,230
Aggregate unrealized appreciation	90,573
Aggregate unrealized depreciation	(1,016,511)
Net unrealized depreciation	$ (925,938)

For federal income tax purposes, at October 31, 2007, capital loss carryforwards of $3,190,041 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,887,452 expires in 2008, $612,814 expires in 2009, $331,046 expires in 2010 and $358,729 expires in 2015.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon. (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of securities on loan was $2,296,952, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Security Lending Collateral.”

4. Credit and Market Risk
The Portfolio invests a portion of its net assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Intermediate Fixed Income Portfolio

July 31, 2008

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Agency Asset-Backed Securities – 0.54%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$15,044	$13,196
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31	23,631	23,488
•Series 2002-W11 AV1 2.80% 11/25/32	2,927	2,754
Total Agency Asset-Backed Securities (cost $41,420)		39,438

Agency Collateralized Mortgage Obligations – 3.27%
Fannie Mae Whole Loan Series 2003-W15 2A7 5.55% 8/25/43	32,077	31,704
Freddie Mac Series 2326 ZQ 6.50% 6/15/31	74,169	78,401
GNMA
Series 2002-61 BA 4.648% 3/16/26	6,497	6,535
Series 2003-5 B 4.486% 10/16/25	50,000	49,953
•Series 2003-78 B 5.11% 10/16/27	40,000	40,209
•Vendee Mortgage Trust Series 2000-1 1A 6.815% 1/15/30	29,259	31,152
Total Agency Collateralized Mortgage Obligations (cost $233,963)		237,954

Agency Mortgage-Backed Securities – 2.16%
Fannie Mae
8.50% 9/20/10	1,677	1,780
9.00% 4/1/09	661	659
•Fannie Mae ARM
5.096% 8/1/34	39,153	39,309
6.366% 12/1/33	26,317	26,788
Fannie Mae FHAVA 11.00% 12/1/15	1,761	1,864
Fannie Mae Relocation 30 yr 5.00% 1/1/34	4,484	4,305
Fannie Mae S.F. 15 yr
8.00% 10/1/14	4,945	4,972
8.50% 2/1/10	3,332	3,429
Fannie Mae S.F. 30 yr
7.50% 12/1/10	420	425
7.50% 12/1/32	7,950	8,526
8.50% 5/1/11	849	873
8.50% 8/1/12	759	795
9.50% 4/1/18	1,403	1,558
•Freddie Mac ARM
5.622% 4/1/33	8,410	8,453
5.677% 7/1/36	22,062	22,384
6.937% 4/1/34	8,580	8,593
Freddie Mac Balloon 5 yr 4.00% 1/1/09	4,818	4,818
Freddie Mac Relocation 15 yr 3.50% 10/1/18	5,253	4,825
Freddie Mac S.F. 15 yr 8.50% 10/1/15	2,805	3,003
Freddie Mac S.F. 30 yr 9.25% 9/1/08	13	13
GNMA I S.F. 15 yr
6.00% 1/15/09	765	776
7.50% 4/15/13	3,053	3,064
8.50% 8/15/10	1,117	1,122
GNMA I S.F. 30 yr 7.50% 2/15/32	4,324	4,642
Total Agency Mortgage-Backed Securities (cost $157,502)		156,976

Agency Obligations – 23.38%
Fannie Mae
*3.00% 7/12/10	260,000	259,281
3.25% 4/9/13	315,000	305,260
*3.625% 2/12/13	110,000	108,549
*3.875% 7/12/13	15,000	14,912
5.00% 2/16/12	135,000	140,498
Federal Home Loan Bank System
3.75% 1/8/10	295,000	298,107
4.375% 9/17/10	115,000	117,672
5.25% 6/18/14	70,000	73,942
^Financing Corporation Interest Strip CPN13 5.345% 12/27/13	40,000	32,634
*Freddie Mac
4.125% 10/18/10	155,000	157,898
¥4.75% 3/5/12	185,000	190,995
Total Agency Obligations (cost $1,711,126)		1,699,748

Commercial Mortgage-Backed Securities – 2.99%
Bank of America Commercial Mortgage Securities Series 2005-1 A3 4.877% 11/10/42	26,245	26,196
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18	65,000	66,646
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	20,000	19,497
•General Electric Capital Commercial Mortgage Series 2005-C4 A2 5.305% 11/10/45	25,000	24,964
@•#Goldman Sachs Mortgage Securities II Series 2006-RR3 A1S 144A 5.76% 7/18/56	100,000	63,000
@•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18	17,766	17,411
Total Commercial Mortgage-Backed Securities (cost $260,157)		217,714

Corporate Bonds – 36.50%
Banking – 3.99%
Bank of America
4.90% 5/1/13	15,000	14,543
5.65% 5/1/18	25,000	23,379
Bank of New York Mellon 4.50% 4/1/13	50,000	48,162
JPMorgan Chase 5.75% 1/2/13	45,000	45,224
PNC Funding 5.625% 2/1/17	20,000	18,208
U.S. Bank North America
4.80% 4/15/15	15,000	14,524
6.375% 8/1/11	55,000	57,471
•USB Capital IX 6.189% 4/15/49	35,000	24,514
Washington Mutual
5.25% 9/15/17	12,000	7,572
5.50% 8/24/11	12,000	8,285
Wells Fargo 5.625% 12/11/17	5,000	4,774
•Wells Fargo Capital XIII 7.70% 12/29/49	25,000	23,709
		290,365
Basic Industry – 1.88%
#ArcelorMittal 144A 6.125% 6/1/18	30,000	28,861
du Pont (EI) deNemours 6.00% 7/15/18	30,000	30,415
Lubrizol 4.625% 10/1/09	25,000	24,868
Rio Tinto Finance USA 6.50% 7/15/18	30,000	30,138
Weyerhaeuser 5.95% 11/1/08	22,000	22,120
		136,402
Brokerage – 4.08%
AMVESCAP 4.50% 12/15/09	32,000	30,949
Citigroup 5.50% 4/11/13	80,000	78,225
Goldman Sachs Group
5.45% 11/1/12	20,000	19,959
6.15% 4/1/18	52,000	50,181
JPMorgan Chase 6.00% 1/15/18	23,000	22,355
Lehman Brothers Holdings 5.625% 1/24/13	20,000	18,716
Merrill Lynch 6.15% 4/25/13	80,000	76,369
		296,754

Capital Goods – 0.97%
General Electric 5.00% 2/1/13	25,000	25,163
Textron 6.50% 6/1/12	10,000	10,519
Tyco Electronics Group 5.95% 1/15/14	35,000	34,745
		70,427
Communications – 6.96%
AT&T 5.60% 5/15/18	15,000	14,759
AT&T Wireless 8.125% 5/1/12	51,000	56,007
British Telecommunications 8.625% 12/15/10	55,000	59,110
Cisco Systems 5.25% 2/22/11	75,000	77,246
Comcast
5.875% 2/15/18	15,000	14,469
6.30% 11/15/17	23,000	22,876
France Telecom 7.75% 3/1/11	23,000	24,509
News America Holdings 7.375% 10/17/08	45,000	45,345
Rogers Communications 6.80% 8/15/18	50,000	50,157
Telecom Italia Capital 4.00% 1/15/10	12,000	11,824
Thomson Reuters 5.95% 7/15/13	20,000	20,231
Verizon Communications
5.35% 2/15/11	55,000	56,504
5.55% 2/15/16	20,000	19,477
Viacom
•3.126% 6/16/09	7,000	6,955
5.75% 4/30/11	7,000	6,939
#Vivendi 144A 5.75% 4/4/13	20,000	19,561
		505,969
Consumer Cyclical – 1.27%
CVS Caremark
4.875% 9/15/14	32,000	30,787
5.75% 6/1/17	12,000	11,751
VF 5.95% 11/1/17	10,000	9,856
Wal-Mart Stores 4.25% 4/15/13	40,000	39,829
		92,223
Consumer Non-Cyclical – 4.75%
Amgen 5.85% 6/1/17	15,000	15,045
AstraZeneca 5.40% 9/15/12	27,000	27,606
Covidien International Finance 5.45% 10/15/12	25,000	24,907
#Dr Pepper Snapple Group 144A 6.82% 5/1/18	40,000	40,291
GlaxoSmithKline Capital 5.65% 5/15/18	43,000	43,075
Kellogg 5.125% 12/3/12	10,000	10,119
Kraft Foods
4.125% 11/12/09	17,000	16,946
6.125% 2/1/18	40,000	39,157
Kroger 6.75% 4/15/12	15,000	15,716
Quest Diagnostic 5.45% 11/1/15	25,000	23,835
Safeway 6.50% 3/1/11	40,000	41,410
Schering-Plough 5.55% 12/1/13	14,000	14,096
Wyeth 5.50% 2/1/14	33,000	33,427
		345,630
Electric – 2.33%
Baltimore Gas & Electric 6.125% 7/1/13	15,000	15,206
Columbus Southern Power 6.05% 5/1/18	10,000	9,958
Commonwealth Edison 6.15% 9/15/17	11,000	10,995
Connecticut Light & Power 5.65% 5/1/18	10,000	9,855
Detroit Edison 5.60% 6/15/18	15,000	14,847
Dominion Resource 6.40% 6/15/18	13,000	13,231
Illinois Power 6.125% 11/15/17	8,000	7,629
Pacific Gas & Electric 4.20% 3/1/11	57,000	56,616
PECO Energy 5.35% 3/1/18	10,000	9,805
#Power Contract Financing 144A 6.256% 2/1/10	11,225	11,364

*Union Electric 6.70% 2/1/19	5,000	5,054
#West Penn Power 144A 5.95% 12/15/17	5,000	4,962
		169,522
Energy – 2.57%
#Enbridge Energy Partners 144A 6.50% 4/15/18	35,000	34,857
Petro-Canada 6.05% 5/15/18	10,000	9,828
#Plains All American Pipeline 144A 6.50% 5/1/18	25,000	24,757
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	90,000	87,864
Suncor Energy 6.10% 6/1/18	10,000	10,031
Weatherford International
6.00% 3/15/18	15,000	14,832
6.35% 6/15/17	5,000	5,065
		187,234
Finance Companies – 1.61%
American Express 7.00% 3/19/18	32,000	31,880
Capmark Financial Group 6.30% 5/10/17	18,000	10,585
International Lease Finance
5.35% 3/1/12	12,000	10,463
5.875% 5/1/13	33,000	28,098
6.375% 3/25/13	15,000	12,979
6.625% 11/15/13	15,000	13,445
•#Xstrata Finance 144A 3.035% 11/13/09	10,000	9,781
		117,231
Insurance – 2.46%
#Berkshire Hathaway Finance 144A 5.40% 5/15/18	15,000	14,777
•Hartford Financial Services Group 8.125% 6/15/38	15,000	14,428
ReliaStar Financial 6.50% 11/15/08	77,000	77,629
UnitedHealth Group 5.50% 11/15/12	20,000	19,659
Unitrin 6.00% 5/15/17	17,000	14,117
WellPoint
5.00% 1/15/11	27,000	26,726
5.00% 12/15/14	12,000	11,189
		178,525
Natural Gas – 1.99%
CenterPoint Energy Resource 6.125% 11/1/17	23,000	22,442
Enterprise Products Operating 6.375% 2/1/13	12,000	12,329
Southern Union 6.15% 8/16/08	110,000	110,025
		144,796
Real Estate – 0.37%
iStar Financial
5.15% 3/1/12	6,000	4,353
5.875% 3/15/16	14,000	9,393
Regency Centers 5.875% 6/15/17	14,000	12,920
		26,666
Technology – 0.64%
Oracle
4.95% 4/15/13	35,000	35,384
5.75% 4/15/18	5,000	4,998
Xerox 5.50% 5/15/12	6,000	5,900
		46,282
Transportation – 0.63%
Burlington North Santa Fe
5.75% 3/15/18	25,000	24,449
5.90% 7/1/12	16,000	16,366
Norfolk Southern 5.75% 4/1/18	5,000	4,894
		45,709
Total Corporate Bonds (cost $2,725,609)		2,653,735

Foreign Agency – 0.20%
Republic of Korea – 0.20%
Korea Development Bank 5.30% 1/17/13	15,000	14,855
Total Foreign Agency (cost $15,093)		14,855

Municipal Bond – 0.73%
West Virginia Tobacco Settlement Finance Authority Series A 7.467% 6/1/47	60,000	53,395
Total Municipal Bond (cost $60,000)		53,395

Non-Agency Asset-Backed Securities – 2.88%
Caterpillar Financial Asset Trust Series 2008-A A3 4.94% 4/25/14	20,000	20,103
Chase Manhattan Auto Owner Trust Series 2006-B A3 5.13% 5/15/11	69,116	69,753
CNH Equipment Trust
Series 2008-A A3 4.12% 5/15/12	5,000	5,001
Series 2008-A A4A 4.93% 8/15/14	10,000	9,915
Series 2008-B A3A 4.78% 7/16/12	10,000	10,021
Mid-State Trust
Series 11 A1 4.864% 7/15/38	30,026	27,317
#Series 2006-1 A 144A 5.787% 10/15/40	31,337	29,621
P@Renaissance Home Equity Loan Trust Series 2007-2 AF2 5.675% 6/25/37	30,000	27,019
@#Silverleaf Finance Series 2005-A A 144A 4.857% 11/15/16	11,002	10,633
Total Non-Agency Asset-Backed Securities (cost $214,767)		209,383

Non-Agency Collateralized Mortgage Obligations – 3.47%
Deutsche Alternative Securities Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	109,338	101,649
•JPMorgan Mortgage Trust
Series 2006-A2 3A3 5.674% 4/25/36	100,000	82,915
P@Series 2007-A1 B1 4.813% 7/25/35	98,770	67,403
Total Non-Agency Collateralized Mortgage Obligations (cost $301,927)		251,967

U.S. Treasury Obligations – 21.99%
*U.S. Treasury Inflation Index Notes 0.625% 4/15/13	502,074	490,737
U.S. Treasury Notes
2.75% 7/31/10	415,000	416,816
3.375% 7/31/13	620,000	623,100
*3.875% 5/15/18	69,000	68,429
Total U.S. Treasury Obligations (cost $1,601,194)		1,599,082

	Number of
	Shares
Preferred Stock – 0.59%
•JPMorgan Chase 7.90%	20,000	18,555
•PNC Financial Services Group 8.25%	25,000	24,125
Total Preferred Stock (cost $44,584)		42,680

	Principal
	Amount (U.S. $)

Repurchase Agreements** – 0.41%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $8,500
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $8,697)	$8,500	8,500

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $21,501
(collateralized by U.S. Government obligations,
4.00%, 7/30/09 - 9/30/09; with market value $21,943)	21,500	21,500
Total Repurchase Agreements (cost $30,000)		30,000

Total Value of Securities Before Securities Lending Collateral – 99.11%
(cost $7,397,342)		7,206,927

	Number of
	Shares
Securities Lending Collateral*** – 11.44%
Investment Companies
Mellon GSL DBT II Collateral Fund	832,003	832,003
Total Securities Lending Collateral (cost $832,003)		832,003

Total Value of Securities – 110.55%
(cost $8,229,345)	8,038,930	©
Obligation to Return Securities Lending Collateral*** – (11.44%)	(832,003)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.89%	64,421
Net Assets Applicable to 747,557 Shares Outstanding – 100.00%	$7,271,348

•Variable rate security. The rate shown is the rate as of July 31, 2008.
*Fully or partially on loan.
^Zero coupon security. The rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2008, the aggregate amount of Rule 144A securities was $464,478 which represented 6.39% of the Portfolio’s net assets. See Note 7 in “Notes.”
@Illiquid security. At July 31, 2008, the aggregate amount of illiquid securities was $185,466, which represented 2.55% of the Portfolio’s net assets. See Note 7 in “Notes.”
¥Fully or partially pledged as collateral for financial futures contracts.
**See Note 1 in “Notes.”
***See Note 6 in “Notes.”
©Includes $934,127 of securities loaned.

PRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. As of July 31, 2008, the aggregate amount of the restricted securities was $94,422, or 1.30% of the Portfolio’s net assets. Further details on these holdings appear below and in Note 7 in “Notes.”

	Date of
Investment	Acquisition	Cost	Value
JPMorgan Mortgage Trust Series 2007-A1 B1 4.813% 7/25/35	2/2/07	$98,770	$67,403
Renaissance Home Equity Loan Trust Series 2007-2 AF2 5.675% 6/25/37	5/14/07	30,000	27,019
Total			$94,422

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CPN – Coupon
FHAVA – Federal Housing Administration & Veterans Administration
GNMA – Government National Mortgage Association
S.F. – Single Family
yr – Year

The following financial futures contracts, written options, and swap contracts were outstanding at July 31, 2008:

Financial Futures Contracts[1]
	Contracts to	Notional			Unrealized
	Buy	Cost	Notional Value	Expiration Date	Appreciation
2	U.S. Treasury 5 yr Notes	$220,128	$222,672	9/30/08	$2,544

Written Options[2]
	Number of	Notional	Exercise		Unrealized
Description	Contracts	Value	Price	Expiration Date	Appreciation
Written Put Options
U.S. Treasury 10 yr Future	(8)	$800,000	$112.00	8/22/08	$202
U.S. Treasury 10 yr Future	(7)	700,000	$111.50	9/26/08	2,981
		$1,500,000			$3,183

Swap Contracts3

Credit Default Swap Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Citigroup Global Markets
Century Tel 5 yr CDS	$20,000	1.71%	9/20/13	$(65)
Goldman Sachs
Kraft Food 10 yr CDS	40,000	0.77%	12/20/17	407
JPMorgan Chase
Embarq 7 yr CDS	20,000	0.77%	9/20/14	1,749
Lehman Brothers
Home Depot 5 yr CDS	20,500	0.50%	9/20/12	625
Target 5 yr CDS	25,000	0.57%	12/20/12	45
Washington Mutual
4 yr CDS	500	0.85%	9/20/11	124
10 yr CDS	25,000	3.15%	12/20/17	5,304
	$151,000			$8,189

Protection Sold:
Citigroup Global Markets
Plains American CDS	$20,000	1.33%	9/20/13	$96
	$20,000			$96

The use of financial futures contracts, written options, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”
3See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Intermediate Fixed Income Portfolio (Portfolio).

Security Valuation - U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Portfolio adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$8,232,086
Aggregate unrealized appreciation	23,102
Aggregate unrealized depreciation	(216,258)
Net unrealized depreciation	$ (193,156)

For federal income tax purposes, at October 31, 2007, capital loss carryforwards of $723,589 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $133,807 expires in 2008; $26,277 expires in 2010; $112,676 expires in 2013; $177,899 expires in 2014; and $272,930 expires in 2015.

3. Financial Futures Contracts
The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. Written Options
During the period ended July 31, 2008, the Portfolio entered into options contracts in accordance with its investment objectives. When the Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in written options during the period ended July 31, 2008 for the Portfolio were as follows:

	Number of contracts	Premiums
Options outstanding at October 31, 2007	-	$-
Options written	75	48,048
Options terminated in closing purchase transactions	(60)	(39,599)
Options outstanding at July 31, 2008	15	$8,449

5. Swap Contracts
The Portfolio may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended July 31, 2008, the Portfolio entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

6. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of securities on loan was $934,127, for which the Portfolio received collateral, comprised of non-cash collateral valued at $116,344, and cash collateral of $832,003. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

7. Credit and Market Risk
The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and maybe adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

8. Subsequent Event
At July 31, 2008, DPT Intermediate Fixed Income Fund had direct and indirect exposure to investments with Lehman Brothers Holdings Inc. (“Lehman”) or Lehman’s affiliates, including bonds and derivatives for which Lehman or Lehman’s affiliates was the issuer or counterparty. On September 15, 2008, Lehman filed for Chapter 11 bankruptcy protection.

With respect to direct exposure to Lehman, the Fund held bonds valued at approximately 0.26% of net assets as of July 31, 2008. With respect to indirect exposure, the Fund’s exposure through credit default swaps where Lehman or Lehman’s affiliate was counterparty was approximately 0.08% of net assets (which represents the net unrealized appreciation/depreciation on the Fund’s books) as of July 31, 2008.

As of September 22, 2008, 0.00% and 0.00% of the Fund’s net assets were subject to direct and indirect exposure of Lehman or Lehman’s affiliates (before collateral), respectively.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The International Equity Portfolio

July 31, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.69%Δ
Australia – 9.83%
Amcor	3,130,711	$15,619,979
Foster's Group	7,910,147	36,730,742
National Australia Bank	1,535,916	35,256,459
Telstra	13,467,208	56,847,313
Wesfarmers	636,206	20,397,496
		164,851,989
Belgium – 1.40%
Fortis	1,675,679	23,423,531
†Fortis Strip	732,357	11,418
		23,434,949
Finland – 1.06%
UPM-Kymmene	1,123,002	17,754,587
		17,754,587
France – 12.45%
Carrefour	522,173	26,665,418
*Compagnie de Saint-Gobain	359,717	22,354,681
France Telecom	1,180,353	37,315,725
Renault	381,723	31,682,417
Societe Generale	359,623	33,273,851
†Suez Strip	170,278	2,655
*Total	750,196	57,432,572
		208,727,319
Germany – 5.44%
Deutsche Telekom	1,889,300	32,699,785
RWE	490,289	58,590,081
		91,289,866
Hong Kong – 2.47%
Hong Kong Electric Holdings	3,362,400	19,491,843
Wharf Holdings	4,949,764	21,877,170
		41,369,013
Italy – 4.17%
Intesa Sanpaolo	7,878,062	44,234,395
UniCredit	4,303,264	25,633,905
		69,868,300
Japan – 20.54%
Astellas Pharma	721,700	31,292,799
Canon	1,100,600	50,303,185
Kao	1,711,300	44,399,483
KDDI	3,576	20,485,329
Nitto Denko	488,700	13,991,186
*Sekisui House	934,000	8,771,470
Seven & I Holdings	1,143,200	34,961,424
Takeda Pharmaceutical	1,077,600	57,214,385
Tokio Marine Holdings	958,452	35,960,542
Toyota Motor	643,800	27,752,621
West Japan Railway	4,100	19,434,157
Yokohama Reito	1,000	7,400
		344,573,981

Netherlands – 3.92%
ING Groep CVA	1,149,643	37,483,096
Reed Elsevier	1,709,370	28,309,886
		65,792,982
New Zealand – 0.88%
Telecom Corporation of New Zealand	5,324,912	14,786,134
		14,786,134
Singapore – 2.68%
Jardine Matheson Holdings	540,415	17,010,862
Oversea-Chinese Banking	3,135,200	19,165,949
Singapore Telecommunications	3,392,602	8,825,376
		45,002,187
South Africa – 1.03%
Sasol	323,591	17,255,936
		17,255,936
Spain – 7.90%
*Banco Santander	2,264,592	44,077,584
Iberdrola	2,579,013	35,028,017
Telefonica	2,056,029	53,340,498
		132,446,099
Switzerland – 3.90%
Novartis	1,103,074	65,490,981
		65,490,981
Taiwan – 1.98%
Chunghwa Telecom ADR	594,489	14,975,178
Taiwan Semiconductor Manufacturing ADR	1,916,032	18,202,302
		33,177,480
United Kingdom – 20.04%
Aviva	1,533,001	15,227,486
BG Group	1,418,323	31,997,570
BP	3,667,681	37,624,001
Compass Group	2,726,174	19,466,336
GKN	2,897,741	12,160,485
GlaxoSmithKline	2,550,911	59,485,732
*HBOS	3,856,829	22,008,672
Lloyds TSB Group	4,125,841	24,057,710
Royal Bank of Scotland Group	6,758,068	28,071,916
Royal Dutch Shell Class A	1,105,352	39,192,027
Unilever	1,708,214	46,832,965
		336,124,900
Total Common Stock (cost $1,497,279,221)		1,671,946,703

Total Value of Securities Before Securities Lending Collateral – 99.69%
(cost $1,497,279,221)		1,671,946,703

Securities Lending Collateral** – 6.63%
Investment Companies
Mellon GSL DBT II Collateral Fund	111,166,855	111,166,855
Total Securities Lending Collateral (cost $111,166,855)		111,166,855

Total Value of Securities – 106.32%
(cost 1,608,446,076)		1,783,113,558	©
Obligation to Return Securities Lending Collateral** – (6.63%)		(111,166,855)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.31%		5,180,939
Net Assets Applicable to 84,532,647 Shares Outstanding – 100.00%		$1,677,127,642

ΔSecurities have been classified by country of origin.

†Non-income producing security
*Fully or partially on loan.
** See Note 4 in "Notes."
©Includes $105,765,070 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at July 31, 2008:

Foreign Currency Exchange Contracts[1]
					Unrealized
					Appreciation
Contracts to Deliver		In Exchange For		Settlement Date	(Depreciation)
EUR	(596,234)	USD	925,832	8/1/08	(4,055)
EUR	(43,530,500)	USD	68,176,163	10/31/08	$622,145
GBP	(22,856,500)	USD	45,180,901	10/31/08	190,930
HKD	(7,581,417)	USD	971,453	8/1/08	(323)
JPY	(135,324,130)	USD	1,248,954	8/1/08	(5,383)
					$803,314

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The International Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2008, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$1,612,090,019
Aggregate unrealized appreciation	297,447,939
Aggregate unrealized depreciation	(126,424,400)
Net unrealized appreciation	$171,023,539

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of securities on loan was $105,765,070, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to rule 144A, which are determined to be liquid, are not subject to the portfolio’s 10% limit on investments in illiquid securities. As of July 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The International Fixed Income Portfolio

July 31, 2008

		Principal	Value
		Amount°	(U. S. $)
Bonds – 97.86%
Austria – 9.01%
Oesterreichische Kontrollbank 1.80% 3/22/10	JPY	125,000,000	$1,174,765
Republic of Austria
5.25% 1/4/11	EUR	500,000	795,376
6.25% 7/15/27	EUR	450,000	824,530
			2,794,671
Belgium – 2.93%
Kingdom of Belgium
5.50% 3/28/28	EUR	495,000	828,453
5.75% 9/28/10	EUR	50,000	79,976
			908,429
Finland – 1.39%
Republic of Finland 5.375% 7/4/13	EUR	265,000	430,648
			430,648
France – 8.16%
Compagnie de Financement Foncier 0.60% 3/23/10	JPY	60,000,000	552,858
Dexia Municipal Agency
1.55% 10/31/13	JPY	59,000,000	549,342
1.80% 5/9/17	JPY	35,000,000	326,172
Government of France
5.00% 10/25/16	EUR	180,000	290,356
5.75% 10/25/32	EUR	460,000	814,088
			2,532,816
Germany – 25.61%
Deutsche Postbank 5.75% 3/19/09	EUR	1,500,000	1,199,650
Deutschland Republic
4.50% 1/4/13	EUR	420,000	660,337
6.50% 7/4/27	EUR	560,000	1,067,474
KFW
1.75% 3/23/10	JPY	150,000,000	1,410,208
1.85% 9/20/10	JPY	140,000,000	1,321,360
5.00% 7/4/11	EUR	750,000	1,177,057
Rentenbank 1.375% 4/25/13	JPY	120,000,000	1,111,159
			7,947,245
Ireland – 4.62%
Republic of Ireland 5.00% 4/18/13	EUR	900,000	1,432,318
			1,432,318
Italy – 3.76%
Italy Buoni Poliennali Del Tesoro 4.25% 8/1/14	EUR	400,000	611,224
Republic of Italy 0.65% 3/20/09	JPY	60,000,000	555,517
			1,166,741
Japan – 16.05%
Development Bank of Japan
1.40% 6/20/12	JPY	150,000,000	1,405,851
1.75% 6/21/10	JPY	50,000,000	470,440
2.30% 3/19/26	JPY	110,000,000	1,045,669
Japan Finance Corporation for Municipal Enterprises
1.55% 2/21/12	JPY	187,000,000	1,765,811
2.00% 5/9/16	JPY	30,000,000	291,003
			4,978,774

Mexico – 3.99%
Mexican Bonos
8.00% 12/23/10	MXN	1,600,000	157,460
8.00% 12/7/23	MXN	5,000,000	455,566
9.50% 12/18/14	MXN	4,000,000	410,774
10.00% 12/5/24	MXN	2,000,000	215,679
			1,239,479
Netherlands – 7.98%
Bank Nederlandse Gemeenten
0.80% 9/22/08	JPY	11,000,000	101,957
1.85% 11/7/16	JPY	105,000,000	991,563
4.625% 9/13/12	EUR	500,000	776,086
Netherlands Government 7.50% 1/15/23	EUR	300,000	605,098
			2,474,704
Norway – 3.60%
Eksportfinans 1.60% 3/20/14	JPY	119,000,000	1,118,533
			1,118,533
Portugal – 1.02%
Portugal Obrigacoes do Tesouro 5.15% 6/15/11	EUR	200,000	316,906
			316,906
Slovenia – 2.57%
Republic of Slovenia 6.00% 3/24/10	EUR	500,000	798,222
			798,222
Spain – 0.38%
Spanish Government 5.50% 7/30/17	EUR	72,000	119,067
			119,067
Supranational – 4.68%
European Investment Bank
1.40% 6/20/17	JPY	50,000,000	458,800
2.15% 1/18/27	JPY	35,000,000	320,721
Inter-American Development Bank 5.50% 3/30/10	EUR	426,000	673,525
			1,453,046
United Kingdom – 1.77%
Lloyds TSB Bank 5.625% 3/5/18	EUR	175,000	267,176
SL Finance 6.375% 7/12/22	EUR	40,000	59,716
Standard Chartered Bank 5.875% 9/26/17	EUR	150,000	221,989
			548,881
United States – 0.34%
Zurich Finance 4.50% 6/15/25	EUR	80,000	106,528
			106,528
Total Bonds (cost $27,763,489)			30,367,008
Repurchase Agreements* – 0.49%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $43,202
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $44,064)	USD	43,200	43,200

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $108,806
(collateralized by U.S. Government obligations,
4.00% 7/30/09 - 9/30/09; with market value $111,176)		108,800	108,800
Total Repurchase Agreements (cost $152,000)			152,000

Total Value of Securities – 98.35%
(cost $27,915,489)			30,519,008
Receivables and Other Assets Net of Liabilities (See Notes) – 1.65%			510,630
Net Assets Applicable to 2,576,514 Shares Outstanding – 100.00%			$31,029,638

*See Note 1 in “Notes.”

°Principal amount shown is stated in the currency in which each security is denominated.
EUR – European Monetary Unit
JPY – Japanese Yen
MXN – Mexican Peso
USD – United States Dollar

The following foreign currency exchange contract was outstanding at July 31, 2008:

Foreign Currency Exchange Contract1

			Unrealized
Contract to Deliver	In Exchange For	Settlement Date	Appreciation
EUR (2,511,000)	USD 3,931,422	10/31/08	$34,657

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The International Fixed Income Portfolio (Portfolio).

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Other long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Withholding taxes on foreign interest have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$28,102,052
Aggregate unrealized appreciation	2,600,353
Aggregate unrealized depreciation	(183,397)
Net unrealized appreciation	$2,416,956

For federal income tax purposes, at October 31, 2007, capital loss carryforwards of $1,444,755 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $231,510 expires in 2008; $895,235 expires in 2009; and $318,010 expires in 2014.

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. For the period ended July 31, 2008, there no outstanding securities on loan.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Labor Select International Equity Portfolio

July 31, 2008

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.55%Δ
Australia – 10.62%
Amcor	1,657,937	$8,271,904
Foster's Group	4,562,180	21,184,468
National Australia Bank	913,325	20,965,082
Telstra	7,094,489	29,947,012
Wesfarmers	347,354	11,136,569
		91,505,035
Belgium – 1.32%
Fortis	814,883	11,390,868
†Fortis Strip	305,506	4,763
		11,395,631
Finland – 1.21%
UPM-Kymmene	659,330	10,423,963
		10,423,963
France – 11.43%
*Carrefour	307,291	15,692,199
*France Telecom	959,567	30,335,788
*Renault	198,925	16,510,467
*Societe Generale	197,893	18,309,903
†Gaz De France	101,873	1,664
*Total	229,588	17,576,513
		98,426,534
Germany – 3.71%
RWE	267,685	31,988,655
		31,988,655
Hong Kong – 3.73%
Hong Kong Electric Holdings	2,951,000	17,106,956
Wharf Holdings	3,406,750	15,057,294
		32,164,250
Italy – 4.62%
Intesa Sanpaolo	4,161,410	23,365,830
UniCredito Italiano	2,756,718	16,421,360
		39,787,190
Japan – 20.73%
Astellas Pharma	496,200	21,515,155
Canon	634,300	28,990,832
Kao	860,000	22,312,602
KDDI	2,427	13,903,214
Nitto Denko	256,100	7,331,989
Sekisui House	469,000	4,404,518
Seven & I Holdings	516,000	15,780,349
Takeda Pharmaceutical	558,900	29,674,386
Tokio Marine Holdings	507,200	19,029,838
West Japan Railway	3,295	15,618,426
		178,561,309
Netherlands – 4.21%
ING Groep CVA	641,720	20,922,715
Reed Elsevier	923,791	15,299,448
		36,222,163
New Zealand – 0.86%
*Telecom New Zealand	2,653,324	7,367,709
		7,367,709

Singapore – 1.65%
Singapore Telecommunications	1,713,000	4,456,128
United Overseas Bank	693,000	9,796,086
		14,252,214
Spain – 7.88%
Banco Santander	1,124,440	21,885,884
Iberdrola	1,331,036	18,078,060
Telefonica	1,075,219	27,894,897
		67,858,841
Switzerland – 4.15%
Novartis	601,670	35,721,954
		35,721,954
United Kingdom – 22.43%
Aviva	772,870	7,677,012
BG Group	840,864	18,970,012
BP	2,541,219	26,068,469
Compass Group	1,501,612	10,722,310
GKN	1,718,140	7,210,243
GlaxoSmithKline	1,383,856	32,270,702
HBOS	1,938,064	11,059,400
Lloyds TSB Group	2,272,884	13,253,149
Royal Bank of Scotland Group	3,518,865	14,616,792
Royal Dutch Shell Class A	769,973	27,300,627
Unilever	877,249	24,050,951
		193,199,667
Total Common Stock (cost $812,379,570)		848,875,115

	Principal
	Amount (U.S. $)
Repurchase Agreements** – 1.36%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $3,338,189
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $3,405,982)	$3,338,000	3,338,000

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $8,411,481
(collateralized by U.S. Government obligations,
4.00%; 7/30/09 - 9/30/09; with total market value $8,593,428)	8,411,000	8,411,000
Total Repurchase Agreements (cost $11,749,000)		11,749,000
Total Value of Securities Before Securities Lending Collateral – 99.91%
(cost $824,128,570)		860,624,115

	Number of
	Shares
Securities Lending Collateral*** – 5.83%
Investment Companies
Mellon GSL DBT II Collateral Fund	50,189,169	50,189,169
Total Securities Lending Collateral (cost $50,189,169)		50,189,169

Total Value of Securities – 105.74%
(cost $874,317,739)		910,813,284	©
Obligation to Return Securities Lending Collateral*** – (5.83%)		(50,189,169)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.09%		756,778
Net Assets Applicable to 50,847,775 Shares Outstanding – 100.00%		$861,380,893

ΔSecurities have been classified by country of origin.
†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 4 in “Notes.”
©Includes $47,766,725 of securities loaned.

Summary of Abbreviations:
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pound Sterling
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at July 31, 2008:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to Deliver		In Exchange For		Settlement Date	Appreciation
GBP	(19,478,500)	USD	38,503,541	10/31/08	$162,713
EUR	(17,359,500)	USD	27,187,928	10/31/08	248,105
					$410,818

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Labor Select International Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$875,935,043
Aggregate unrealized appreciation	114,788,924
Aggregate unrealized depreciation	(79,910,683)
Net unrealized appreciation	$34,878,241

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of securities on loan was $47,766,725, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’ 15% limit on investments in illiquid securities. As of July 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Large-Cap Growth Equity Portfolio

July 31, 2008

	Number of
	Shares	Value
Common Stock – 99.64%²
Basic Industry/Capital Goods – 3.16%
Praxair	127,100	$11,913,083
		11,913,083
Business Services – 19.25%
Expeditors International Washington	284,300	10,095,493
*MasterCard Class A	78,800	19,239,020
†Research in Motion	140,000	17,194,800
United Parcel Service Class B	187,800	11,846,424
*†Visa Class A	195,000	14,246,700
		72,622,437
Consumer Non-Durables – 10.30%
Procter & Gamble	228,400	14,955,632
Staples	505,000	11,362,500
Walgreen	365,500	12,551,270
		38,869,402
Consumer Services – 9.47%
†eBay	497,600	12,524,592
International Game Technology	274,100	5,950,711
†MGM MIRAGE	325,000	9,431,500
*Weight Watchers International	218,300	7,806,408
		35,713,211
Energy – 3.07%
EOG Resources	115,000	11,560,950
		11,560,950
Financials – 8.85%
*CME Group	47,500	17,106,175
†IntercontinentalExchange	163,200	16,287,360
		33,393,535
Health Care – 13.53%
Allergan	274,100	14,234,013
†Genentech	245,000	23,336,250
UnitedHealth Group	480,100	13,481,208
		51,051,471
Technology – 32.01%
†Apple	101,500	16,133,425
†Crown Castle International	325,000	12,415,000
†Google Class A	38,000	18,002,500
†Intuit	475,000	12,981,750
QUALCOMM	525,000	29,053,500
Seagate Technology	820,000	12,275,400
†Teradata	431,500	10,105,730
*†VeriSign	300,000	9,762,000
		120,729,305
Total Common Stock (cost $398,341,331)		375,853,394

	Principal
	Amount
Repurchase Agreements** – 0.52%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $552,531
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $563,847)	$552,500	552,500

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $1,392,580
(collateralized by U.S. Government obligations,
4.00% 7/30/09 - 9/30/09; with market value $1,422,608)	1,392,500	1,392,500
Total Repurchase Agreements (cost $1,945,000)		1,945,000

Total Value of Securities Before Securities Lending Collateral – 100.16%
(cost $400,286,331)		377,798,394

	Number of
	Shares
Securities Lending Collateral*** – 5.47%
Investment Companies
Mellon GSL DBT II Collateral Fund	20,640,728	20,640,728
Total Securities Lending Collateral (cost $20,640,728)		20,640,728

Total Value of Securities – 105.63%
(cost $420,927,059)		398,439,122 ©
Obligation to Return Securities Lending Collateral*** – (5.47%)		(20,640,728)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.16%)		(582,342)
Net Assets Applicable to 44,593,479 Shares Outstanding – 100.00%		$377,216,052

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $19,845,712 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Large-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$422,727,598
Aggregate unrealized appreciation	32,133,229
Aggregate unrealized depreciation	(56,421,705)
Net unrealized depreciation	$(24,288,476)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of securities on loan was $19,845,712, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of July 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Large-Cap Value Equity Portfolio

July 31, 2008

	Number of
	Shares	Value
Common Stock – 98.30%
Consumer Discretionary – 9.69%
Gap	16,600	$267,592
Limited Brands	14,000	230,860
Mattel	14,100	282,705
		781,157
Consumer Staples – 13.91%
Heinz (H.J.)	6,600	332,508
Kimberly-Clark	4,400	254,452
Kraft Foods Class A	8,800	280,016
Safeway	9,500	253,840
		1,120,816
Energy – 9.46%
Chevron	2,600	219,856
ConocoPhillips	3,500	285,670
Marathon Oil	5,200	257,244
		762,770
Financials – 14.71%
Allstate	5,300	244,966
Discover Financial Services	16,400	240,260
Hartford Financial Services Group	3,200	202,848
*Lehman Brothers Holdings	5,600	97,104
Morgan Stanley	6,200	244,776
*Wachovia	9,000	155,430
		1,185,384
Health Care – 19.57%
Abbott Laboratories	4,600	259,164
Bristol-Myers Squibb	12,100	255,552
Johnson & Johnson	4,200	287,574
Pfizer	12,400	231,508
Quest Diagnostics	5,200	276,432
Wyeth	6,600	267,432
		1,577,662
Industrials – 5.81%
Donnelley (R.R.) & Sons	8,100	216,270
Waste Management	7,100	252,334
		468,604
Information Technology – 12.63%
Intel	11,400	252,966
International Business Machines	2,200	281,556
Motorola	27,700	239,328
Xerox	17,900	244,156
		1,018,006
Materials – 3.43%
duPont (E.I.) deNemours	6,300	276,003
		276,003
Telecommunications – 5.62%
AT&T	7,300	224,913
Verizon Communications	6,700	228,068
		452,981

Utilities – 3.47%
Progress Energy	6,600	279,246
		279,246
Total Common Stock (cost $8,764,303)		7,922,629
	Principal
	Amount
Repurchase Agreements** – 2.32%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $53,003
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $54,210)	$53,000	53,000

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $134,008
(collateralized by U.S. Government obligations,
4.00%, 7/30/09 - 9/30/09; with total market value $136,775)	134,000	134,000
Total Repurchase Agreements (cost $187,000)		187,000

Total Value of Securities Before Securities Lending Collateral – 100.62%
(cost $8,951,303)		8,109,629
	Number of
	Shares
Securities Lending Collateral*** – 3.19%
Investment Companies
Mellon GSL DBT II Collateral Fund	257,000	257,000
Total Securities Lending Collateral (cost $257,000)		257,000

Total Value of Securities – 103.81%
(cost $9,208,303)		8,366,629 ©
Obligation to Return Securities Lending Collateral*** – (3.19%)		(257,000)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.62%)		(49,794)
Net Assets Applicable to 513,473 Shares Outstanding – 100.00%		$8,059,835

*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $244,870 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Pooled Trust – The Large-Cap Value Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (FAS157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$9,228,792
Aggregate unrealized appreciation	520,896
Aggregate unrealized depreciation	(1,383,059)
Net unrealized depreciation	$(862,163)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of securities on loan was $244,870, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolios’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. At July 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

5. Subsequent Event
At July 31, 2008, Delaware Pooled Trust Large-Cap Value Equity Portfolio had direct exposure to investments with Lehman Brothers Holdings Inc. (“Lehman”) or Lehman’s affiliates. On September 15, 2008, Lehman filed for Chapter 11 bankruptcy protection.

With respect to direct exposure to Lehman, the Portfolio held securities valued at approximately 1.20% of net assets as of July 31, 2008. As of September 22, 2008, 0.00% of the Portfolio’s net assets were subject to direct exposure of Lehman or Lehman’s affiliates.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Mid-Cap Growth Equity Portfolio

July 31, 2008

	Number of
	Shares	Value
Common Stock – 92.10%
Basic Industry/Capital Goods – 13.26%
Agrium	600	$52,800
Albemarle	900	35,037
Allegheny Technologies	400	18,916
†First Solar	200	57,022
Flowserve	700	93,338
Joy Global	1,100	79,442
†Mettler-Toledo International	500	53,755
Precision Castparts	700	65,401
†Quanta Services	2,300	71,024
Roper Industries	1,500	91,770
		618,505
Business Services – 3.04%
Dun & Bradstreet	200	19,328
Expeditors International Washington	1,700	60,367
†Fiserv	1,300	62,166
		141,861
Consumer Non-Durables – 11.46%
†Amazon.com	1,000	76,340
†Dollar Tree	2,300	86,250
Flowers Foods	3,300	99,231
Guess	3,200	101,344
†J. Crew Group	800	23,008
†Urban Outfitters	4,500	148,545
		534,718
Consumer Services – 6.08%
Burger King Holdings	2,500	67,075
*†Chipotle Mexican Grill Class A	300	20,550
Darden Restaurants	1,400	45,598
†DISH Network Class A	2,100	61,782
Host Hotels & Resorts	1,093	14,329
International Game Technology	1,900	41,249
Starwood Hotels & Resorts Worldwide	400	13,716
*†Wynn Resorts	200	19,496
		283,795
Energy – 11.52%
†Cameron International	1,300	62,088
†Core Laboratories	700	90,727
*†Geophysique-Veritas ADR	1,500	58,320
*†Helix Energy Solutions Group	1,400	44,702
Helmerich & Payne	1,500	88,695
†National Oilwell Varco	1,600	125,808
Smith International	900	66,942
		537,282
Financials – 6.45%
†Affiliated Managers Group	500	43,200
†Interactive Brokers Group Class A	2,100	58,926
†IntercontinentalExchange	200	19,960
Invesco	2,000	46,580
People's United Financial	3,200	54,336
SLM	2,800	47,964

T. Rowe Price Group	500	29,925
		300,891
Health Care – 20.19%
†Abraxis BioScience	1,425	107,317
†Affymetrix	5,200	40,976
Allergan	900	46,737
†Barr Pharmaceuticals	2,700	178,146
†Celera	3,900	53,235
*†OSI Pharmaceuticals	2,900	152,627
Perrigo	1,900	66,937
Quest Diagnostics	1,300	69,108
†Regeneron Pharmaceuticals	2,100	45,969
†ResMed	2,700	102,114
†Sepracor	4,500	78,660
		941,826
Technology – 17.88%
†American Tower Class A	1,600	67,040
†ANSYS	2,700	123,876
*†Atheros Communications	3,200	99,200
†F5 Networks	3,000	87,450
†Juniper Networks	1,900	49,457
†Marvell Technology Group	6,500	96,135
†MEMC Electronic Materials	1,100	50,831
†Microsemi	3,700	96,052
*†Omniture	5,400	93,690
†salesforce.com	1,100	70,169
		833,900
Transportation – 2.22%
*Hunt (J.B.) Transport Services	2,800	103,544
		103,544
Total Common Stock (cost $3,781,473)		4,296,322

	Principal
	Amount
Repurchase Agreements** – 6.15%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $81,505
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $83,200)	$81,500	81,500

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $205,512
(collateralized by U.S. Government obligations,
4.00% 7/30/09 - 9/30/09; with total market value $209,917)	205,500	205,500
Total Repurchase Agreements (cost $287,000)		287,000

Total Value of Securities Before Securities Lending Collateral – 98.25%
(cost $4,068,473)		4,583,322

	Number of
	Shares
Securities Lending Collateral*** – 10.20%
Investment Companies
Mellon GSL DBT II Collateral Fund	475,800	475,800
Total Securities Lending Collateral (cost $475,800)		475,800

Total Value of Securities – 108.45%
(cost $4,544,273)		5,059,122	©
Obligation to Return Securities Lending Collateral*** – (10.20%)		(475,800)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.75%		81,645
Net Assets Applicable to 5,568,059 Shares Outstanding – 100.00%		$4,664,967

†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $462,080 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Mid-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$4,558,080
Aggregate unrealized appreciation	775,151
Aggregate unrealized depreciation	(274,109)
Net unrealized appreciation	$501,042

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of securities on loan was $462,080, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of July 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware REIT Fund

July 31, 2008

	Number of
	Shares	Value
Common Stock – 94.88%
Diversified REITs – 7.05%
Vornado Realty Trust	224,899	$21,381,148
		21,381,148
Health Care REITs – 9.19%
HCP	225,300	8,126,571
*Health Care REIT	155,300	7,744,811
Senior Housing Properties Trust	190,400	4,007,920
*Ventas	178,000	7,985,080
		27,864,382
Hotel REITs – 3.75%
Hersha Hospitality Trust	344,010	2,442,471
*Host Hotels & Resorts	679,993	8,914,708
		11,357,179
Industrial REITs – 5.12%
*AMB Property	78,235	3,830,386
*ProLogis	239,007	11,682,662
		15,513,048
Mall REITs – 14.33%
*General Growth Properties	364,454	9,989,684
*Macerich	113,500	6,279,955
*Simon Property Group	293,451	27,182,366
		43,452,005
Manufactured Housing REITs – 1.44%
Equity Lifestyle Properties	90,800	4,359,308
		4,359,308
Multifamily REITs – 16.36%
Apartment Investment & Management	23,400	799,578
AvalonBay Communities	88,426	8,816,956
*BRE Properties	152,400	7,449,312
Camden Property Trust	70,600	3,472,108
*Equity Residential	346,400	14,954,089
*Essex Property Trust	43,192	5,241,349
*Home Properties	89,800	4,940,796
Mid-America Apartment Communities	68,000	3,907,960
		49,582,148
Office REITs – 13.63%
*Alexandria Real Estate Equities	50,674	5,232,597
*Boston Properties	150,200	14,447,738
Highwoods Properties	152,000	5,548,000
Mack-Cali Realty	179,900	6,904,562
*SL Green Realty	110,053	9,171,817
		41,304,714
Office/Industrial REITs – 4.99%
*Digital Realty Trust	139,600	5,990,236
Duke Realty	70,300	1,738,519
Liberty Property Trust	203,500	7,407,400
		15,136,155
Real Estate Operating Companies – 0.45%
*Marriott International Class A	53,100	1,375,821
		1,375,821

Self-Storage REITs – 3.58%
*Public Storage	132,700	10,866,803
		10,866,803
Shopping Center REITs – 11.49%
*Federal Realty Investment Trust	130,211	9,454,621
*Kimco Realty	322,200	11,370,437
Kite Realty Group Trust	185,104	2,298,992
*Ramco-Gershenson Properties	159,100	3,439,742
Regency Centers	100,361	5,971,480
Tanger Factory Outlet Centers	61,300	2,288,942
		34,824,214
Specialty REITs – 3.50%
*Entertainment Properties Trust	76,900	4,124,916
*Plum Creek Timber	133,400	6,499,248
		10,624,164
Total Common Stock (cost $296,558,649)		287,641,089

	Principal
	Amount
Repurchase Agreements**– 5.37%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $4,626,262
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $4,720,368)	$4,626,000	4,626,000

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $11,657,667
(collateralized by U.S. Government obligations,
4.00%; 7/30/09 - 9/30/09; with total market value $11,909,676)	11,657,000	11,657,000
Total Repurchase Agreements (cost $16,283,000)		16,283,000

Total Value of Securities Before Securities Lending Collateral – 100.25%
(cost $312,841,649)		303,924,089

	Number of
	Shares
Securities Lending Collateral*** – 15.07%
Investment Companies
Mellon GSL DBT II Collateral Fund	45,678,657	45,678,657
Total Securities Lending Collateral (cost $45,678,657)		45,678,657

Total Value of Securities – 115.32%
(cost $358,520,306)		349,602,746 ©
Obligation to Return Securities Lending Collateral*** – (15.07%)		(45,678,657)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.25%)		(758,959)
Net Assets Applicable to 26,192,336 Shares Outstanding – 100.00%		$303,165,130

*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $44,556,838 of securities loaned.

REIT - Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust-Delaware REIT Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair value will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$370,979,898
Aggregate unrealized appreciation	13,567,939
Aggregate unrealized depreciation	(34,945,091)
Net unrealized depreciation	$(21,377,152)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with the Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less then the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of securities on loan was $44,556,838, for which the Fund received collateral, comprised of non-cash collateral valued at $149,800, and cash collateral of $45,678,657. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. At July 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Real Estate Investment Trust Portfolio II

July 31, 2008

	Number of
	Shares	Value
Common Stock – 95.00%
Diversified REITs – 7.22%
Vornado Realty Trust	5,000	$475,350
		475,350
Health Care REITs – 9.17%
HCP	4,800	173,136
*Health Care REIT	3,400	169,558
Senior Housing Properties Trust	4,100	86,305
Ventas	3,900	174,954
		603,953
Hotel REITs – 3.81%
Hersha Hospitality Trust	7,700	54,670
Host Hotels & Resorts	14,934	195,785
		250,455
Industrial REITs – 5.11%
AMB Property	1,580	77,357
ProLogis	5,300	259,064
		336,421
Mall REITs – 14.45%
*General Growth Properties	8,000	219,280
Macerich	2,400	132,792
Simon Property Group	6,470	599,316
		951,388
Manufactured Housing REITs – 1.53%
Equity Lifestyle Properties	2,100	100,821
		100,821
Multifamily REITs – 16.17%
Apartment Investment & Management	500	17,085
*AvalonBay Communities	1,800	179,478
*BRE Properties	3,300	161,304
Camden Property Trust	1,600	78,688
Equity Residential	7,600	328,092
*Essex Property Trust	900	109,215
*Home Properties	2,000	110,040
Mid-America Apartment Communities	1,400	80,458
		1,064,360
Office REITs – 13.72%
*Alexandria Real Estate Equities	1,100	113,586
Boston Properties	3,300	317,427
Highwoods Properties	3,300	120,450
Mack-Cali Realty	4,000	153,520
SL Green Realty	2,380	198,349
		903,332
Office/Industrial REITs – 4.98%
Digital Realty Trust	3,100	133,021
Duke Realty	1,400	34,622
Liberty Property Trust	4,400	160,160
		327,803
Real Estate Operating Companies – 0.43%
Marriott International Class A	1,100	28,501
		28,501

Self-Storage REITs – 3.36%
Public Storage	2,700	221,103
		221,103
Shopping Center REITs – 11.52%
*Federal Realty Investment Trust	2,798	203,163
Kimco Realty	7,000	247,030
Kite Realty Group Trust	4,100	50,922
Ramco-Gershenson Properties	3,600	77,832
Regency Centers	2,200	130,900
Tanger Factory Outlet Centers	1,300	48,542
		758,389
Specialty REITs – 3.53%
Entertainment Properties Trust	1,700	91,188
Plum Creek Timber	2,900	141,288
		232,476
Total Common Stock (cost $6,435,651)		6,254,352

	Principal
	Amount
Repurchase Agreements**– 6.08%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $113,606
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $115,958)	$113,600	113,600

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $286,416
(collateralized by U.S. Government obligations,
4.00%; 7/30/09 - 9/30/09; with total market value $292,568)	286,400	286,400
Total Repurchase Agreements (cost $400,000)		400,000

Total Value of Securities Before Securities Lending Collateral – 101.08%
(cost $6,835,651)		6,654,352

	Number of
	Shares
Securities Lending Collateral*** – 15.43%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,015,553	1,015,553
Total Securities Lending Collateral (cost $1,015,553)		1,015,553

Total Value of Securities – 116.51%
(cost $7,851,204)		7,669,905 ©
Obligation to Return Securities Lending Collateral*** – (15.43%)		(1,015,553)
Liabilities Net of Receivables and Other Assets (See Notes) – (1.08%)		(70,884)
Net Assets Applicable to 1,008,842 Shares Outstanding – 100.00%		$6,583,468

*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $987,285 of securities loaned.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Real Estate Investment Trust Portfolio II (Portfolio).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$8,480,804
Aggregate unrealized appreciation	129,864
Aggregate unrealized depreciation	(940,763)
Net unrealized depreciation	$ (810,899)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of the securities on loan was $987,285, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Select 20 Portfolio

July 31, 2008

	Number of
	Shares	Value
Common Stock – 95.63%²
Business Services – 10.29%
†Research in Motion	4,500	$ 552,690
†Visa Class A	6,200	452,972
		1,005,662
Consumer Non-Durables – 9.79%
*DineEquity	18,700	431,970
*†NetFlix	17,000	525,130
		957,100
Consumer Services – 13.27%
†eBay	14,600	367,482
Heartland Payment Systems	20,500	471,705
Weight Watchers International	12,800	457,728
		1,296,915
Financials – 6.43%
†IntercontinentalExchange	6,300	628,740
		628,740
Health Care – 17.30%
Allergan	10,500	545,265
†Genentech	7,600	723,900
UnitedHealth Group	15,000	421,200
		1,690,365
Technology – 38.55%
†Apple	3,400	540,430
†Crown Castle International	11,500	439,300
†Google Class A	850	402,688
†j2 Global Communications	21,700	520,149
QUALCOMM	10,000	553,400
Seagate Technology	34,300	513,471
†Teradata	18,800	440,296
†VeriSign	11,000	357,940
		3,767,674
Total Common Stock (cost $9,926,844)		9,346,456

	Principal
	Amount
Repurchase Agreements** – 4.31%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $119,607
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $122,046)	$119,600	119,600

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $301,417
(collateralized by U.S. Government obligations,
4.00%; 7/30/09 - 9/30/09; with market value $307,927)	301,400	301,400
Total Repurchase Agreements (cost $421,000)		421,000

Total Value of Securities Before Securities Lending Collateral – 99.94%
(cost $10,347,844)		9,767,456

	Number of
	Shares
Securities Lending Collateral*** – 7.01%
Investment Companies
Mellon GSL DBT II Collateral Fund	685,664	685,664
Total Securities Lending Collateral (cost $685,664)		685,664

Total Value of Securities – 106.95%
(cost $11,033,508)		10,453,120©
Obligation to Return Securities Lending Collateral*** – (7.01%)		(685,664)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.06%		5,952
Net Assets Applicable to 1,750,951 Shares Outstanding – 100.00%		$9,773,408

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $660,945 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Select 20 Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$11,132,051
Aggregate unrealized appreciation	408,257
Aggregate unrealized depreciation	(1,087,188)
Net unrealized depreciation	$ (678,931)

For federal income tax purposes, at October 31, 2007, capital loss carryforwards of $4,685,140 may be carried forward and applied against future capital gains. Such loss carryforwards expire as follows: $2,003,306 expires in 2009, $2,008,163 expires in 2010, $596,717 expires in 2011, and $76,954 expires in 2014.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of the securities on loan was $660,945, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’ 15% limit on investments in illiquid securities. As of July 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Small-Cap Growth Equity Portfolio

July 31, 2008

	Number of
	Shares	Value
Common Stock – 97.96%²
Basic Industry/Capital Goods – 13.29%
Bucyrus International Class A	2,600	$182,026
Dynamic Materials	4,700	154,771
EnergySolutions	5,600	114,856
†Haynes International	2,300	109,112
†Hexcel	6,900	130,962
†Itron	1,400	129,262
Kaydon	3,500	165,970
†Mettler-Toledo International	900	96,759
*†Middleby	2,700	126,360
		1,210,078
Business Services – 6.98%
†Advisory Board	2,500	95,875
†Cardtronics	10,300	88,580
†Concur Technologies	3,700	152,514
†Emergency Medical Services Class A	6,000	162,120
†Geo Group	5,700	137,028
		636,117
Consumer Non-Durables – 6.30%
†Dick's Sporting Goods	1,400	24,570
†Gymboree	3,200	119,680
†J. Crew Group	1,500	43,140
*†Lululemon Athletica	5,500	122,100
†Pacific Sunwear of California	3,700	32,227
*†Sirona Dental Systems	2,400	59,568
*†Titan Machinery	3,300	90,486
*†Under Armour Class A	2,800	81,620
		573,391
Consumer Services – 4.16%
†Cenveo	10,800	99,792
*†Chipotle Mexican Grill Class A	300	20,550
†Red Robin Gourmet Burgers	3,374	83,776
†RHI Entertainment	4,300	53,105
*†Texas Roadhouse Class A	8,900	82,592
*†Wynn Resorts	400	38,992
		378,807
Energy – 9.46%
*Carbo Ceramics	2,750	150,480
†Core Laboratories	1,400	181,454
*†Helix Energy Solutions Group	3,100	98,983
†ION Geophysical	10,900	174,073
†North American Energy Partners	5,400	97,686
†Parallel Petroleum	6,300	103,194
†Tesco	1,800	55,926
		861,796
Financials – 4.64%
Hanover Insurance Group	3,200	137,344
†Investment Technology Group	2,700	80,298
*†Signature Bank	2,550	75,047
Waddell & Reed Financial Class A	3,900	130,260
		422,949
Health Care – 26.78%
†Abraxis BioScience	3,024	227,737
*†Acadia Pharmaceuticals	13,600	40,528
†Affymetrix	9,000	70,920
*†Akorn	3,900	20,007

*†Align Technology	6,913	69,199
*†Amag Pharmaceuticals	600	24,600
†Bio-Rad Laboratories Class A	256	22,810
†Caraco Pharmaceutical Laboratories	1,700	23,715
*†Cardiome Pharma	5,400	63,990
†Celera	3,400	46,410
†Cepheid	2,300	39,376
†Colfax	3,700	100,973
*†Conceptus	1,200	20,484
†Cougar Biotechnology	3,700	124,505
†Medarex	19,100	188,708
†Omrix Biopharmaceuticals	2,900	53,940
†OSI Pharmaceuticals	5,600	294,728
†Par Pharmaceutical	4,100	70,930
Perrigo	1,300	45,799
†Regeneron Pharmaceuticals	4,000	87,560
†Sepracor	8,900	155,572
†Syneron Medical	300	4,212
†United Therapeutics	3,400	385,526
†Wright Medical Group	5,900	185,791
*†ZymoGenetics	8,300	71,380
		2,439,400
Technology – 23.12%
†Ansoft	2,800	99,988
†ANSYS	1,209	55,481
†Ariba	13,600	223,176
†Art Technology Group	24,000	88,080
†Atheros Communications	6,200	192,200
*†Cavium Networks	6,500	104,325
*†Data Domain	9,500	204,820
†F5 Networks	6,000	174,900
†Informatica	5,300	85,807
*†Microsemi	7,100	184,316
*†Omniture	10,300	178,705
†PDL BioPharma	100	1,117
†Riverbed Technology	4,600	73,002
†salesforce.com	2,100	133,959
†Solera Holdings	6,800	197,132
†Taleo Class A	5,800	108,692
		2,105,700
Transportation – 3.23%
*Hunt (J.B.) Transport Services	5,300	195,994
Knight Transportation	5,200	98,384
		294,378
Total Common Stock (cost $7,790,345)		8,922,616

	Principal
	Amount
Repurchase Agreements** – 2.78%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $71,904
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $73,344)	$71,900	71,900

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $181,110
(collateralized by U.S. Government obligations,
4.00% 7/30/09 - 9/30/09; with total market value $185,049)	181,100	181,100
Total Repurchase Agreements (cost $253,000)		253,000

Total Value of Securities Before Securities Lending Collateral– 100.74%
(cost $8,043,345)		9,175,616

	Number of
	Shares
Securities Lending Collateral*** – 18.52%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,686,865	1,686,865
Total Securities Lending Collateral (cost $1,686,865)		1,686,865
Total Value of Securities – 119.26%
(cost $9,730,210)		10,862,481 ©
Obligation to Return Securities Lending Collateral*** – (18.52%)		(1,686,865)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.74%)		(67,009)
Net Assets Applicable to 1,787,795 Shares Outstanding – 100.00%		$9,108,607

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
©Includes $1,602,892 of securities loaned.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Small-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$9,920,426
Aggregate unrealized appreciation	1,839,381
Aggregate unrealized depreciation	(897,326)
Net unrealized appreciation	$ 942,055

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of securities on loan was $1,602,892, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Smid-Cap Growth Equity Portfolio

July 31, 2008

	Number of
	Shares	Value
Common Stock – 96.51%
Basic Industry/Capital Goods – 14.30%
Allegheny Technologies	300	$14,187
Dynamic Materials	1,200	39,516
*†Energy Conversion Devices	500	34,965
Flowserve	300	40,002
*†Fuel Tech	1,200	22,236
Kaydon	700	33,194
*†Middleby	700	32,760
†Quanta Services	1,100	33,968
Roper Industries	600	36,708
Woodward Governor	1,400	63,000
		350,536
Business Services – 6.03%
American Ecology	1,600	50,416
†Concur Technologies	1,100	45,342
†Solera Holdings	1,800	52,182
		147,940
Consumer Durables – 1.34%
†LKQ	1,600	32,800
		32,800
Consumer Non-Durables – 11.33%
Guess	1,600	50,672
†Gymboree	1,000	37,400
*†Hibbett Sports	1,100	23,155
†J Crew Group	400	11,504
*†lululemon athletica	1,400	31,080
*†Titan Machinery	900	24,678
*†Under Armour Class A	800	23,320
†Urban Outfitters	2,300	75,923
		277,732
Consumer Services – 4.00%
Burger King Holdings	1,200	32,196
*†Chipotle Mexican Grill Class A	200	13,700
Host Hotels & Resorts	600	7,866
*†Red Robin Gourmet Burgers	800	19,864
†RHI Entertainment	1,200	14,820
*†Wynn Resorts	100	9,748
		98,194
Energy – 7.77%
†Cameron International	1,200	57,312
†Core Laboratories	300	38,883
*†Geophysique-Veritas ADR	700	27,216
Helmerich & Payne	500	29,565
†Willbros Group	1,000	37,580
		190,556
Financials – 5.33%
†Affiliated Managers Group	300	25,920
Ashford Hospitality Trust	1,500	5,955
Comerica	400	11,488
*Home Bancshares	500	13,045
†IntercontinentalExchange	100	9,980

Max Capital Group	1,100	25,817
MCG Capital	1,400	6,692
*MVC Capital	1,600	22,528
PennantPark Investment	1,343	9,320
		130,745
Health Care – 21.06%
†Abraxis BioScience	700	52,717
†ACADIA Pharmaceuticals	3,300	9,834
*†AMAG Pharmaceuticals	200	8,200
†Barr Pharmaceuticals	1,300	85,774
†Caraco Pharmaceutical Laboratories	400	5,580
†Cougar Biotechnology	600	20,190
†Medarex	4,700	46,436
†OSI Pharmaceuticals	1,500	78,945
Perrigo	900	31,707
†Regeneron Pharmaceuticals	1,000	21,890
†ResMed	1,400	52,948
†United Therapeutics	900	102,051
		516,272
Technology – 20.75%
†Ariba	3,400	55,794
†Art Technology Group	9,600	35,232
*†Atheros Communications	1,500	46,500
*†Cavium Networks	1,700	27,285
*†Data Domain	2,500	53,900
†F5 Networks	1,600	46,640
†Informatica	1,400	22,666
†Microsemi	1,900	49,324
*†Omniture	2,700	46,845
†Riverbed Technology	1,200	19,044
†salesforce.com	500	31,895
†SBA Communications Class A	1,200	45,468
†Taleo Class A	1,500	28,110
		508,703
Transportation – 4.60%
†Genesee & Wyoming Class A	600	24,282
*Hunt (J.B.) Transport Services	1,400	51,772
†Old Dominion Freight Line	1,000	36,700
		112,754
Total Common Stock (cost $2,103,977)		2,366,232

	Principal
	Amount
Repurchase Agreements** – 2.04%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $14,201
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $14,495)	$14,200	14,200

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $35,802
(collateralized by U.S. Government obligations,
4.00%; 7/30/09 - 9/30/09; with total market value $36,571)	35,800	35,800
Total Repurchase Agreements (cost $50,000)		50,000

Total Value of Securities Before Securities Lending Collateral – 98.55%
(cost $2,153,977)		2,416,232
	Number of
	Shares
Securities Lending Collateral*** – 20.84%
Investment Companies
Mellon GSL DBT II Collateral Fund	511,030	511,030
Total Securities Lending Collateral (cost $511,030)		511,030

Total Value of Securities – 119.39%
(cost $2,665,007)	2,927,262	©
Obligation to Return Securities Lending Collateral*** – (20.84%)	(511,030)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.45%	35,701
Net Assets Applicable to 255,362 Shares Outstanding – 100.00%	$2,451,933

†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $492,089 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Smid-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Portfolio adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$2,680,491
Aggregate unrealized appreciation	462,943
Aggregate unrealized depreciation	(216,172)
Net unrealized appreciation	$ 246,771

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of securities on loan was $492,089, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’ 15% limit on investments in illiquid securities. As of July 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: